UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04973

Exact name of registrant as specified in charter:	Voyageur Insured Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2013

Item 1. Reports to Stockholders

Annual report

Delaware Tax-Free Arizona Fund
Delaware Tax-Free California Fund
Delaware Tax-Free Colorado Fund
Delaware Tax-Free Idaho Fund
Delaware Tax-Free New York Fund

August 31, 2013

Fixed income mutual funds

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectuses and, if available, their summary prospectuses, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund at delawareinvestments.com.

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Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Table of contents
Portfolio management review	1
Performance summaries	7
Disclosure of Fund expenses	22
Security type/sector allocations	25
Schedules of investments	30
Statements of assets and liabilities	68
Statements of operations	72
Statements of changes in net assets	74
Financial highlights	84
Notes to financial statements	114
Report of independent registered
public accounting firm	128
Other Fund information	129
Board of trustees/directors and
officers addendum	136
About the organization	144

Unless otherwise noted, views expressed herein are current as of Aug. 31, 2013, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Funds’ distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2013 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Portfolio management review
Delaware Investments® state tax-free funds	September 10, 2013

Performance preview (for the year ended August 31, 2013)
Delaware Tax-Free Arizona Fund (Class A shares)	1-year return	-6.62%
Barclays Municipal Bond Index (benchmark)	1-year return	-3.70%
Lipper Arizona Municipal Debt Funds Average	1-year return	-5.84%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Tax-Free Arizona Fund, please see the table on page 7.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
The Lipper Arizona Municipal Debt Funds Average compares funds that limit assets to those securities that are exempt from taxation in Arizona (double tax-exempt) or a city in Arizona (triple tax-exempt).
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Tax-Free California Fund (Class A shares)	1-year return	-5.63%
Barclays Municipal Bond Index (benchmark)	1-year return	-3.70%
Lipper California Municipal Debt Funds Average	1-year return	-4.68%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Tax-Free California Fund, please see the table on page 10.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
The Lipper California Municipal Debt Funds Average compares funds that limit assets to those securities that are exempt from taxation in California (double tax-exempt) or a city in California (triple tax-exempt).
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Tax-Free Colorado Fund (Class A shares)	1-year return	-6.56%
Barclays Municipal Bond Index (benchmark)	1-year return	-3.70%
Lipper Colorado Municipal Debt Funds Average	1-year return	-4.78%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Tax-Free Colorado Fund, please see the table on page 13.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
The Lipper Colorado Municipal Debt Funds Average compares funds that limit assets to those securities that are exempt from taxation in Colorado (double tax-exempt) or a city in Colorado (triple tax-exempt).
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Portfolio management review
Delaware Investments® state tax-free funds

Delaware Tax-Free Idaho Fund (Class A shares)	1-year return	-6.99%
Barclays Municipal Bond Index (benchmark)	1-year return	-3.70%
Lipper Other States Municipal Debt Funds Average	1-year return	-6.01%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Tax-Free Idaho Fund, please see the table on page 16.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
The Lipper Other States Municipal Debt Funds Average compares funds that limit assets to those securities that are exempt from taxation on a specified city or state basis.
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Delaware Tax-Free New York Fund (Class A shares)	1-year return	-6.27%
Barclays Municipal Bond Index (benchmark)	1-year return	-3.70%
Lipper New York Municipal Debt Funds Average	1-year return	-6.11%
Past performance does not guarantee future results.
For complete, annualized performance for Delaware Tax-Free New York Fund, please see the table on page 19.
The performance of Class A shares excludes the applicable sales charge and reflects the reinvestment of all distributions.
The Lipper New York Municipal Debt Funds Average compares funds that limit assets to those securities that are exempt from taxation in New York (double tax-exempt) or a city in New York (triple tax-exempt).
Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

Economic backdrop

U.S. economic growth continued its uneven, but slow upward trend throughout the Funds’ fiscal year ended Aug. 31, 2013.

It was a similar story with the employment picture, as the jobless rate continued to tick downward, yet remained high at 7.3% in August 2013. Weaker-than-desired jobs data and a benign inflation outlook led to the U.S. Federal Reserve keeping its target short-term interest rate close to zero, where it has been hovering for close to five years.

The Fed also continued to buy $85 billion worth of bonds a month, with the aim of lowering long-term interest rates and stimulating the economy.

Despite discussion among Fed officials about “tapering” the bond purchases this year, this program remained in place throughout the fiscal period.

Municipal bond market conditions

The municipal bond market posted reasonably even performance for the majority of the Funds’ fiscal year. However, bond prices began to decline between June and August, in conjunction with investors’ concerns as interest rates rose over the summer. Despite its earlier gains, the municipal bond market (as measured by the Barclays Municipal Bond Index) lost approximately 3.7% for the Funds’ full fiscal year.

The rise in interest rates was one of two main factors affecting the performance of the municipal bond market during the Funds’ fiscal year. The second involved two well-publicized credit events. In July, the city of Detroit filed for Chapter 9 bankruptcy protection, while in December 2012, credit rating agency Moody’s Investors Service (Moody’s) downgraded the general obligation bonds of Puerto Rico from Baa1 to Baa3, the lowest tier of the investment grade bond universe.

The impact of this latter event on the municipal bond market was especially significant, as Puerto Rico securities are widely held by U.S. municipal bond portfolio managers (Puerto Rico bonds, like those of all U.S. territories, are generally exempt from income taxes in all 50 states). Investors feared an additional downgrade would precipitate substantial selling on the part of the many fund managers who face limitations on the amount of noninvestment grade debt that can be held in their portfolios. Consequently, Puerto Rico securities underperformed dramatically.

For the full fiscal year, securities with longer maturities and lower credit ratings significantly lagged their shorter-dated, higher-rated counterparts — the reverse of conditions seen in recent years — as investors proved less willing to take on either credit risk or interest rate risk.

In our view, the fundamental backdrop for municipal securities remained positive during the year, despite the overall price declines of the asset class. Although declining demand for municipal securities put downward pressure on prices, weaker-than-anticipated supply of new municipal debt counterbalanced these challenging performance factors.

Economic backdrop in the states

Economic characteristics across each state, briefly noted:

Arizona’s diverse economy is still slowly recovering from the global financial crisis. In July 2013, nonfarm employment was up 3% from a year earlier. While there has been some improvement in the economy, the unemployment rate remained elevated at 8% as of July 2013, well above the national rate. Arizona’s personal income per capita is below the national level.

The governor signed the 2014 $8.8 billion General Fund budget into law on June 17, 2013. This represents a 3.4% increase from fiscal 2013. Base revenues are projected to increase by 4.9%. However, one-time factors, including the expiration of the temporary $0.01 sales tax, would reduce 2014 collections by $253 million compared to fiscal 2013. This would result in an ending balance of $298 million and a Budget Stabilization Fund of $450 million. (Data: bls.gov; Moody’s; Arizona Joint Legislative Budget Committee.)

California enjoys a large, diverse, and wealthy economy that mirrors that of the nation. The gross state product is $1.8 trillion, which amounts to 13% of U.S. gross domestic product. In July 2013, nonfarm employment was up 1.6% from a year earlier, and the state’s unemployment rate improved to 8.7% from 10.7% a year earlier. Per-capita economic measures remain strong, with gross state product and personal income at 112% and 107% of the nation, respectively.

State revenues for fiscal 2013 came in 2% above budget and 19.9% above the prior year (in part due to temporary tax increases). Through the first two months of fiscal 2014, General Fund revenues were 2.7% below estimates but 7.4% above the prior year. The governor signed a $96.3 billion 2014 General Fund budget that provided for a $1.1 billion reserve. The budget found room for additional spending on education, social services, and healthcare. The budget overhauls the state’s K–12 system by

Portfolio management review
Delaware Investments® state tax-free funds

committing new funding to low-income districts and districts that primarily serve English-language learners. It also expands Medicaid to 1.4 million low-income residents.

Estimates suggest that the state’s wall of debt may be reduced to less than $27 billion at the end of fiscal 2013 and to less than $5 billion by the end of fiscal 2017. (Data: bls.gov; California State Controller’s Office; Moody’s.)

Colorado’s economy is diverse, with below-average employment concentration in manufacturing and a variety of service-sector strengths. In July 2013, nonfarm employment was up 2.7% from a year earlier, and Colorado’s unemployment rate was at 7.1%, slightly lower than the national rate of 7.4%.

Colorado is a wealthy state, with per-capita income equal to 110% of the U.S. average. Preliminary revenues for fiscal 2013 show 10.9% growth over fiscal 2012 and 5.8% growth over the March forecast. These revenues will permit the funding of a 5% statutory reserve and the funding of a $1.1 billion transfer to the State Education Fund.

The governor signed an $8 billion 2014 General Fund budget into law in April 2013. This represents a 6.8% increase over fiscal 2013. The budget projects that General Fund revenue will be $181.4 million greater than the required reserve at the end of fiscal 2014. (Data: bls.gov; Colorado Office of State Planning and Budgeting; Moody’s.)

Idaho’s economy has expanded and diversified in recent years, benefiting from population growth. However, an above-average dependence on the natural resource sector remains. In July 2013, nonfarm employment was up 2.7% from a year earlier, and the unemployment rate was low at 6.6%, down from 7.5% in July 2012. Idaho’s fiscal 2013 revenues came in 3.5% above budget and 6.3% above the prior year.

The state passed its $2.8 billion 2014 General Fund budget, a 2.9% increase over fiscal 2013’s budget. It included a 2% increase in education spending and a personal property tax relief package exempting the first $100,000 valuation of personal property taxes. (Data: bls.gov; Idaho Division of Management; State Controller’s website. Note that budget figures do not include expansion of Medicaid eligibility.)

New York has a mature, broad-based, wealthy economy that attracts a highly educated and global workforce. In July 2013, nonfarm employment was up 0.9% from a year earlier, and the unemployment rate was at 7.5%, slightly above the national rate.

State tax collections totaled $66.3 billion in fiscal 2013, 3.1% higher than fiscal 2012. This was just above February estimates but still below initial estimates due to unexpected costs from Hurricane Sandy. The state ended fiscal 2013 with a General Fund balance of $1.61 billion, 9.9% less than the prior year but still 9.2% more than the last financial projection. This includes a $1.4 billion combined balance in the Tax Stabilization Reserve Fund and Rainy Day Fund.

Lawmakers signed off on a $135.1 billion All Funds Fiscal 2014 budget that closed a $1.3 billion gap with no new taxes or fees and actually cut taxes for businesses. Through the first four months of fiscal 2014, state tax collections were 13.3% higher than fiscal 2013 due to stronger personal income tax collections in April. (Data: bls.gov; New York Division of Budget; Moody’s; Office of the New York State Comptroller.)

Sticking to our strategy

Amid volatile market conditions, we kept our management strategy consistent. Our approach is known as a “bottom-up” way of investing, which means we consider securities one at a time, each on its individual merits. We conduct exhaustive research and choose the combination of bonds we believe offer a favorable risk-reward trade-off for the Funds’ shareholders.

Based on our confidence in our credit research, we maintained an emphasis on bonds with credit ratings of A and BBB, representing the mid-to-lower tier of the investment grade bond universe. We believe this segment of the marketplace may potentially provide better long-term value for diligent investors who are able to conduct the necessary research.

We also paid close attention to shifts in the market landscape, making subtle adjustments to the composition of the Funds’ portfolios that resulted in a somewhat more conservative position over time.

For example, roughly midway through the Funds’ fiscal year we believed it was prudent to protect the portfolios from a potential rise in long-term interest rates. This entailed modestly reducing the Funds’ exposure to longer-maturity securities. These shifts represented only subtle changes to the Funds’ portfolios.

Within the Funds

Some of the most notable detractors from the Funds’ performance were issued by Puerto Rico. Because Puerto Rico bonds generally provide investors with the same income-tax benefits as in-state municipal debt, these securities are often employed by state-specific portfolio managers to add diversification or to keep a fund 100% invested.

Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, and Delaware Tax-Free Idaho Fund each saw disappointing performance from their holdings in various Puerto Rico bonds, whose returns ranged from approximately -19% to -39% during the Funds’ fiscal year. Other Puerto Rico positions greatly hampered results as well. In Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund, holdings in Puerto Rico Electric Power Authority (PREPA) bonds were significant underperformers, whose returns ranged from -24% to -38%. PREPA securities had lower-investment-grade credit ratings and suffered from investors’ worries concerning Puerto Rico.

Within Delaware Tax-Free Arizona Fund and Delaware Tax-Free California Fund, the laggard Puerto Rico bonds were issued by Puerto Rico Sales Tax Financing Corporation.

On the positive side of the ledger, all of the Funds’ top-performing bonds were issued within their respective states:

  Within Delaware Tax-Free Arizona Fund, the strongest-performing securities were Maricopa County industrial development bonds issued to raise funds for the Phoenix West Prison; these bonds advanced by 5% during the fiscal year. Similarly, bonds for Aspen Place at the Sawmill Improvement District in Flagstaff also delivered a total return of approximately 5%.

Portfolio management review
Delaware Investments® state tax-free funds

  Within Delaware Tax-Free California Fund, San Diego Redevelopment Agency bonds for the Centre City Redevelopment Project, rated BBB by Standard & Poor’s (S&P), returned approximately 6% for the period. Multifamily housing bonds issued by the Santa Clara Housing Authority for the RiverTown Apartments project, rated A3 by Moody’s, posted a total return of approximately 5.5%.

  Within Delaware Tax-Free Colorado Fund, stronger performers included bonds issued by the Baptist Road Rural Transportation Authority to fund road improvements. These nonrated bonds, with a 2026 maturity date, rose approximately 13% during the fiscal period. To a lesser extent, the Fund also benefited from AAA/Aaa-rated Colorado Housing and Finance Authority bonds, reflecting the favorable market backdrop for higher-rated issues.

  Within Delaware Tax-Free Idaho Fund, strong performers included bonds issued by the Industrial Development Corporation of Power County. These BBB+/Baa1-rated issues, which were issued with a coupon of 6.45% and will mature in 2032, gained 6% during the Fund’s fiscal year, a rate of return that was matched by the Fund’s next-strongest performer, a local improvement bond issued by the city of Coeur d’Alene.

  Within Delaware Tax-Free New York Fund, nonrated New York City corporate-backed bonds issued for American Airlines returned approximately 14% during the Fund’s fiscal year. Another notable performer was a Nassau County tobacco settlement bond, whose revenue stream is secured by a settlement agreement between the tobacco industry and multiple states. This security, rated B- by S&P and due to mature in 2046, returned 13% during the fiscal year.

Performance summaries
Delaware Tax-Free Arizona Fund	August 31, 2013

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2013
	1 year	5 years	10 years
Class A (Est. April 1, 1991)
Excluding sales charge	-6.62%	+3.80%	+3.84%
Including sales charge	-10.85%	+2.84%	+3.36%
Class B (Est. March 10, 1995)
Excluding sales charge	-6.99%	+3.10%	+3.22%
Including sales charge	-10.55%	+2.84%	+3.22%
Class C (Est. May 26, 1994)
Excluding sales charge	-7.30%	+3.02%	+3.07%
Including sales charge	-8.19%	+3.02%	+3.07%
Barclays Municipal Bond Index	-3.70%	+4.52%	+4.48%

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. Expenses for each class are listed on the “Fund expense ratios” table on page 8. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual distribution and service fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges as described in the prospectus.

Please see the prospectus for additional information on Class B shares. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. This fee has been contractually limited to 0.25% of average daily net assets from March 1, 2013, through Feb. 28, 2014. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Ten-year performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Performance summaries
Delaware Tax-Free Arizona Fund

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, and other factors of that state than funds that invest more broadly.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Bond ratings are determined by a nationally recognized statistical rating organization.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees (excluding certain fees and expenses) in order to prevent total annual fund operating expenses from exceeding 0.59% of the Fund’s average daily net assets from Dec. 28, 2012, through Dec. 27, 2013. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C
Total annual operating expenses	0.90%	1.65%	1.65%
(without fee waivers)
Net expenses	0.84%	1.59%	1.59%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual

Performance of a $10,000 investment1
Average annual total returns from Aug. 31, 2003, through Aug. 31, 2013

For period beginning Aug. 31, 2003, through Aug. 31, 2013	Starting value	Ending value
Barclays Municipal Bond Index	$10,000	$15,496
Delaware Tax-Free Arizona Fund — Class A shares	$9,550	$13,910

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2003, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 8. Please note additional details on pages 7 through 9.

The chart also assumes $10,000 invested in the Barclays Municipal Bond Index as of Aug. 31, 2003. The Barclays Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	VAZIX	928916204
Class B	DVABX	928928639
Class C	DVACX	928916501

Performance summaries
Delaware Tax-Free California Fund	August 31, 2013

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2013
	1 year	5 years	10 years
Class A (Est. March 2, 1995)
Excluding sales charge	-5.63%	+4.87%	+4.61%
Including sales charge	-9.92%	+3.90%	+4.13%
Class B (Est. Aug. 23, 1995)
Excluding sales charge	-6.07%	+4.15%	+3.98%
Including sales charge	-9.71%	+3.90%	+3.98%
Class C (Est. April 9, 1996)
Excluding sales charge	-6.41%	+4.08%	+3.83%
Including sales charge	-7.32%	+4.08%	+3.83%
Barclays Municipal Bond Index	-3.70%	+4.52%	+4.48%

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. Expenses for each class are listed on the “Fund expense ratios” table on page 11. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual distribution and service fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B shares. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. This fee has been contractually limited to 0.25% of average daily net assets from March 1, 2013, through Feb. 28, 2014. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Ten-year performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, and other factors of that state than funds that invest more broadly.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Bond ratings are determined by a nationally recognized statistical rating organization.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees (excluding certain fees and expenses) in order to prevent total annual fund operating expenses from exceeding 0.57% of the Fund’s average daily net assets from Dec. 28, 2012, through Dec. 27, 2013. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C
Total annual operating expenses	0.97%	1.72%	1.72%
(without fee waivers)
Net expenses	0.82%	1.57%	1.57%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual

Performance summaries
Delaware Tax-Free California Fund

Performance of a $10,000 investment1
Average annual total returns from Aug. 31, 2003, through Aug. 31, 2013

For period beginning Aug. 31, 2003, through Aug. 31, 2013	Starting value	Ending value
Barclays Municipal Bond Index	$10,000	$15,496
Delaware Tax-Free California Fund — Class A shares	$9,550	$14,976

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2003, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 11. Please note additional details on pages 10 through 12.

The chart also assumes $10,000 invested in the Barclays Municipal Bond Index as of Aug. 31, 2003. The Barclays Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	DVTAX	928928829
Class B	DVTFX	928928811
Class C	DVFTX	928928795

Delaware Tax-Free Colorado Fund	August 31, 2013

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2013
	1 year	5 years	10 years
Class A (Est. April 23, 1987)
Excluding sales charge	-6.56%	+3.83%	+3.97%
Including sales charge	-10.77%	+2.88%	+3.49%
Class B (Est. March 22, 1995)
Excluding sales charge	-6.93%	+3.15%	+3.35%
Including sales charge	-10.54%	+2.89%	+3.35%
Class C (Est. May 6, 1994)
Excluding sales charge	-7.23%	+3.07%	+3.20%
Including sales charge	-8.14%	+3.07%	+3.20%
Barclays Municipal Bond Index	-3.70%	+4.52%	+4.48%

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. Expenses for each class are listed on the “Fund expense ratios” table on page 14. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual distribution and service fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges as described in the prospectus.

Please see the prospectus for additional information on Class B shares. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. This fee has been contractually limited to 0.25% of average daily net assets from March 1, 2013, through Feb. 28, 2014. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Ten-year performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Performance summaries
Delaware Tax-Free Colorado Fund

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, and other factors of that state than funds that invest more broadly.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Bond ratings are determined by a nationally recognized statistical rating organization.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees (excluding certain fees and expenses) in order to prevent total annual fund operating expenses from exceeding 0.59% of the Fund’s average daily net assets from Dec. 28, 2012, through Dec. 27, 2013. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C
Total annual operating expenses	0.93%	1.68%	1.68%
(without fee waivers)
Net expenses	0.84%	1.59%	1.59%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual

Performance of a $10,000 investment1
Average annual total returns from Aug. 31, 2003, through Aug. 31, 2013

For period beginning Aug. 31, 2003, through Aug. 31, 2013	Starting value	Ending value
Barclays Municipal Bond Index	$10,000	$15,496
Delaware Tax-Free Colorado Fund — Class A shares	$9,550	$14,076

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2003, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 14. Please note additional details on pages 13 through 15.

The chart also assumes $10,000 invested in the Barclays Municipal Bond Index as of Aug. 31, 2003. The Barclays Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	VCTFX	928920107
Class B	DVBTX	928928787
Class C	DVCTX	92907R101

Performance summaries
Delaware Tax-Free Idaho Fund	August 31, 2013

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2013
	1 year	5 years	10 years
Class A (Est. Jan. 4, 1995)
Excluding sales charge	-6.99%	+3.28%	+3.77%
Including sales charge	-11.20%	+2.34%	+3.30%
Class B (Est. March 16, 1995)
Excluding sales charge	-7.71%	+2.52%	+3.15%
Including sales charge	-11.30%	+2.25%	+3.15%
Class C (Est. Jan. 11, 1995)
Excluding sales charge	-7.70%	+2.51%	+3.00%
Including sales charge	-8.60%	+2.51%	+3.00%
Barclays Municipal Bond Index	-3.70%	+4.52%	+4.48%

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. Expenses for each class are listed on the “Fund expense ratios” table on page 17. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual distribution and service fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B shares. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Ten-year performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, and other factors of that state than funds that invest more broadly.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Bond ratings are determined by a nationally recognized statistical rating organization.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees (excluding certain fees and expenses) in order to prevent total annual fund operating expenses from exceeding 0.63% of the Fund’s average daily net assets from Dec. 28, 2012, through Dec. 27, 2013. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C
Total annual operating expenses	0.94%	1.69%	1.69%
(without fee waivers)
Net expenses	0.88%	1.63%	1.63%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual

Performance summaries
Delaware Tax-Free Idaho Fund

Performance of a $10,000 investment1
Average annual total returns from Aug. 31, 2003, through Aug. 31, 2013

For period beginning Aug. 31, 2003, through Aug. 31, 2013	Starting value	Ending value
Barclays Municipal Bond Index	$10,000	$15,496
Delaware Tax-Free Idaho Fund — Class A shares	$9,550	$13,821

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2003, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 17. Please note additional details on pages 16 through 18.

The chart also assumes $10,000 invested in the Barclays Municipal Bond Index as of Aug. 31, 2003. The Barclays Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	VIDAX	928928704
Class B	DVTIX	928928746
Class C	DVICX	928928803

Delaware Tax-Free New York Fund	August 31, 2013

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data current for the most recent month end by calling 800 523-1918 or visiting our website at delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

Fund and benchmark performance[1,2]	Average annual total returns through August 31, 2013
	1 year	5 years	10 years
Class A (Est. Nov. 6, 1987)
Excluding sales charge	-6.27%	+4.41%	+4.45%
Including sales charge	-10.49%	+3.45%	+3.98%
Class B (Est. Nov. 14, 1994)
Excluding sales charge	-6.67%	+3.73%	+3.82%
Including sales charge	-10.29%	+3.47%	+3.82%
Class C (Est. April 26, 1995)
Excluding sales charge	-7.00%	+3.63%	+3.67%
Including sales charge	-7.91%	+3.63%	+3.67%
Barclays Municipal Bond Index	-3.70%	+4.52%	+4.48%

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund performance” chart. Expenses for each class are listed on the “Fund expense ratios” table on page 20. Performance would have been lower had expense limitations not been in effect.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual distribution and service fee of 0.25% of average daily net assets. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges as described in the prospectus.

Please see the prospectus for additional information on Class B shares. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets. This fee has been contractually limited to 0.25% of average daily net assets from March 1, 2013, through Feb. 28, 2014. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Ten-year performance figures for Class B shares reflect conversion to Class A shares after approximately eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Performance summaries
Delaware Tax-Free New York Fund

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

The “Fund performance” table and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a fixed income security that is held by the Fund may be prepaid prior to maturity, potentially forcing the Fund to reinvest that money at a lower interest rate.

Funds that invest primarily in one state may be more susceptible to the economic, regulatory, and other factors of that state than funds that invest more broadly.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Bond ratings are determined by a nationally recognized statistical rating organization.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees (excluding certain fees and expenses) in order to prevent total annual fund operating expenses from exceeding 0.55% of the Fund’s average daily net assets from Dec. 28, 2012, through Dec. 27, 2013. Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements.

Fund expense ratios	Class A	Class B	Class C
Total annual operating expenses	1.01%	1.76%	1.76%
(without fee waivers)
Net expenses	0.80%	1.55%	1.55%
(including fee waivers, if any)
Type of waiver	Contractual	Contractual	Contractual

Performance of a $10,000 investment1
Average annual total returns from Aug. 31, 2003, through Aug. 31, 2013

For period beginning Aug. 31, 2003, through Aug. 31, 2013	Starting value	Ending value
Barclays Municipal Bond Index	$10,000	$15,496
Delaware Tax-Free New York Fund — Class A shares	$9,550	$14,754

1 The “Performance of a $10,000 investment” graph assumes $10,000 invested in Class A shares of the Fund on Aug. 31, 2003, and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 20. Please note additional details on pages 19 through 21.

The chart also assumes $10,000 invested in the Barclays Municipal Bond Index as of Aug. 31, 2003. The Barclays Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	FTNYX	928928274
Class B	DVTNX	928928266
Class C	DVFNX	928928258

Disclosure of Fund expenses
For the six-month period from March 1, 2013 to August 31, 2013 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from March 1, 2013 to Aug. 31, 2013.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect. The expenses shown in each table assume reinvestment of all dividends and distributions.

Delaware Tax-Free Arizona Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/13	8/31/13	Expense Ratio	3/1/13 to 8/31/13*
Actual Fund return†
Class A	$1,000.00	$914.60	0.84%	$4.05
Class B	1,000.00	914.30	0.84%	4.05
Class C	1,000.00	911.30	1.59%	7.66
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.97	0.84%	$4.28
Class B	1,000.00	1,020.97	0.84%	4.28
Class C	1,000.00	1,017.19	1.59%	8.08

Delaware Tax-Free California Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/13	8/31/13	Expense Ratio	3/1/13 to 8/31/13*
Actual Fund return†
Class A	$1,000.00	$912.70	0.82%	$3.95
Class B	1,000.00	912.00	0.82%	3.95
Class C	1,000.00	908.60	1.57%	7.55
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.07	0.82%	$4.18
Class B	1,000.00	1,021.07	0.82%	4.18
Class C	1,000.00	1,017.29	1.57%	7.98

Delaware Tax-Free Colorado Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/13	8/31/13	Expense Ratio	3/1/13 to 8/31/13*
Actual Fund return†
Class A	$1,000.00	$914.80	0.84%	$4.05
Class B	1,000.00	914.50	0.84%	4.05
Class C	1,000.00	911.50	1.59%	7.66
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.97	0.84%	$4.28
Class B	1,000.00	1,020.97	0.84%	4.28
Class C	1,000.00	1,017.19	1.59%	8.08

Disclosure of Fund expenses

Delaware Tax-Free Idaho Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/13	8/31/13	Expense Ratio	3/1/13 to 8/31/13*
Actual Fund return†
Class A	$1,000.00	$920.60	0.88%	$4.26
Class B	1,000.00	916.90	1.63%	7.88
Class C	1,000.00	917.00	1.63%	7.88
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.77	0.88%	$4.48
Class B	1,000.00	1,016.99	1.63%	8.29
Class C	1,000.00	1,016.99	1.63%	8.29

Delaware Tax-Free New York Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	3/1/13	8/31/13	Expense Ratio	3/1/13 to 8/31/13*
Actual Fund return†
Class A	$1,000.00	$913.60	0.80%	$3.86
Class B	1,000.00	913.90	0.80%	3.86
Class C	1,000.00	909.80	1.55%	7.46
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,021.17	0.80%	$4.08
Class B	1,000.00	1,021.17	0.80%	4.08
Class C	1,000.00	1,017.39	1.55%	7.88

*“Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type/sector allocations
Delaware Tax-Free Arizona Fund	As of August 31, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds*	97.83%
Corporate Revenue Bonds	9.04%
Education Revenue Bonds	18.85%
Electric Revenue Bonds	7.23%
Healthcare Revenue Bonds	22.02%
Lease Revenue Bonds	11.01%
Local General Obligation Bonds	2.74%
Pre-Refunded Bonds	3.66%
Resource Recovery Revenue Bond	1.93%
Special Tax Revenue Bonds	16.78%
Transportation Revenue Bonds	3.32%
Water & Sewer Revenue Bond	1.25%
Short-Term Investment	0.26%
Total Value of Securities	98.09%
Receivables and Other Assets Net of Liabilities	1.91%
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free Arizona Fund held bonds issued by or on behalf of territories of the United States as follows:

Territory	(as a % of fixed income investments)
Guam	1.38%
Puerto Rico	6.57%

Security type/sector allocations
Delaware Tax-Free California Fund	As of August 31, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds*	97.73%
Corporate Revenue Bonds	5.50%
Education Revenue Bonds	10.91%
Electric Revenue Bonds	6.45%
Healthcare Revenue Bonds	15.68%
Housing Revenue Bonds	3.74%
Lease Revenue Bonds	9.14%
Local General Obligation Bonds	8.25%
Pre-Refunded Bonds	2.05%
Resource Recovery Revenue Bond	0.99%
Special Tax Revenue Bonds	14.78%
State General Obligation Bonds	7.83%
Transportation Revenue Bonds	7.72%
Water & Sewer Revenue Bonds	4.69%
Short-Term Investment	0.48%
Total Value of Securities	98.21%
Receivables and Other Assets Net of Liabilities	1.79%
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free California Fund held bonds issued by or on behalf of territories of the United States as follows:

Territory	(as a % of fixed income investments)
Puerto Rico	2.87%
U.S. Virgin Islands	0.31%

Delaware Tax-Free Colorado Fund	As of August 31, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds*	97.60%
Corporate Revenue Bonds	1.32%
Education Revenue Bonds	7.60%
Electric Revenue Bonds	5.75%
Healthcare Revenue Bonds	29.65%
Housing Revenue Bonds	1.22%
Lease Revenue Bonds	4.17%
Local General Obligation Bonds	12.03%
Pre-Refunded Bonds	13.81%
Special Tax Revenue Bonds	14.43%
Transportation Revenue Bonds	6.05%
Water & Sewer Revenue Bonds	1.57%
Short-Term Investments	0.69%
Total Value of Securities	98.29%
Receivables and Other Assets Net of Liabilities	1.71%
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free Colorado Fund held bonds issued by or on behalf of territories of the United States as follows:

Territory	(as a % of fixed income investments)
Guam	1.44%
Puerto Rico	6.69%

Security type/sector allocations
Delaware Tax-Free Idaho Fund	As of August 31, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds*	95.67%
Corporate Revenue Bonds	7.83%
Education Revenue Bonds	9.97%
Electric Revenue Bonds	3.10%
Healthcare Revenue Bonds	9.48%
Housing Revenue Bonds	2.45%
Lease Revenue Bonds	6.36%
Local General Obligation Bonds	24.40%
Pre-Refunded Bonds	4.03%
Special Tax Revenue Bonds	17.98%
Transportation Revenue Bonds	9.20%
Water & Sewer Revenue Bond	0.87%
Short-Term Investments	1.28%
Total Value of Securities	96.95%
Receivables and Other Assets Net of Liabilities	3.05%
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free Idaho Fund held bonds issued by or on behalf of territories of the United States as follows:

Territory	(as a % of fixed income investments)
Guam	1.05%
Puerto Rico	10.27%
U.S. Virgin Islands	1.41%

Delaware Tax-Free New York Fund	As of August 31, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type/sector	Percentage of net assets
Municipal Bonds*	95.91%
Corporate Revenue Bonds	8.12%
Education Revenue Bonds	22.06%
Electric Revenue Bonds	2.50%
Healthcare Revenue Bonds	16.50%
Housing Revenue Bonds	0.81%
Lease Revenue Bonds	9.64%
Local General Obligation Bonds	6.67%
Pre-Refunded Bonds	1.17%
Special Tax Revenue Bonds	16.45%
State General Obligation Bonds	0.81%
Transportation Revenue Bonds	6.98%
Water & Sewer Revenue Bonds	4.20%
Total Value of Securities	95.91%
Receivables and Other Assets Net of Liabilities	4.09%
Total Net Assets	100.00%

* As of the date of this report, Delaware Tax-Free New York Fund held bonds issued by or on behalf of territories of the United States as follows:

Territory	(as a % of fixed income investments)
Guam	0.32%
Puerto Rico	3.16%
Virgin Islands	0.13%

Schedules of investments
Delaware Tax-Free Arizona Fund	August 31, 2013

	Principal amount	Value
Municipal Bonds – 97.83%
Corporate Revenue Bonds – 9.04%
• Maricopa County Pollution Control
(Public Services-Palo Verde Project)
Series B 5.20% 6/1/43	$1,500,000	$1,636,470
• Navajo County Pollution Control Revenue
(Arizona Public Services-Cholla)
Series D 5.75% 6/1/34	1,500,000	1,663,050
Pima County Industrial Development Authority Pollution
Control Revenue (Tucson Electric Power)
5.75% 9/1/29	750,000	763,845
Series A 5.25% 10/1/40	3,400,000	3,203,378
Salt Verde Financial Senior Gas Revenue
5.00% 12/1/37	1,000,000	915,660
		8,182,403
Education Revenue Bonds – 18.85%
Arizona Health Facilities Authority
Healthcare Education Revenue (Kirksville College)
5.125% 1/1/30	1,500,000	1,505,925
Arizona State University Certificates of Participation
(Research Infrastructure Project)
5.00% 9/1/30 (AMBAC)	1,395,000	1,422,635
Arizona State University Energy Management Revenue
(Arizona State University Tempe Campus II Project)
4.50% 7/1/24	1,000,000	1,031,540
Arizona State University Series C 5.50% 7/1/25	330,000	365,577
Glendale Industrial Development Authority Revenue
(Midwestern University)
5.00% 5/15/31	645,000	633,061
5.125% 5/15/40	1,305,000	1,235,052
Northern Arizona University
5.00% 6/1/36	475,000	471,770
5.00% 6/1/41	1,240,000	1,221,598
Phoenix Industrial Development Authority
(Choice Academies Project) 5.625% 9/1/42	1,250,000	1,065,063
(Eagle College Preparatory Project)
Series A 5.00% 7/1/43	1,500,000	1,247,700
(Great Hearts Academic Project)
6.30% 7/1/42	500,000	471,885
6.40% 7/1/47	500,000	471,580
(Rowan University Project) 5.00% 6/1/42	2,000,000	1,850,800

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Pima County Industrial Development Authority
Educational Revenue
(Edkey Charter School Project) 6.00% 7/1/48	$1,000,000	$845,900
(Tucson Country Day School Project) 5.00% 6/1/37	1,500,000	1,220,130
Tucson Industrial Development Authority Lease Revenue
(University of Arizona-Marshall Foundation)
Series A 5.00% 7/15/27 (AMBAC)	1,000,000	983,180
University of Arizona Board of Rights
Series A 5.00% 6/1/38	1,000,000	1,013,020
		17,056,416
Electric Revenue Bonds – 7.23%
Maricopa County Pollution Control
(El Paso Electric Palo Verde Project)
Series A 4.50% 8/1/42	2,165,000	1,752,936
Mesa Utilities System Revenue 5.00% 7/1/18 (NATL-RE)	1,500,000	1,720,635
Pinal County Electric District #3 5.25% 7/1/41	2,000,000	2,018,400
Salt River Project Agricultural Improvement & Power
District Electric System Revenue
Series A 5.00% 12/1/30	1,000,000	1,051,680
		6,543,651
Healthcare Revenue Bonds – 22.02%
Arizona Health Facilities Authority Revenue
(Banner Health) Series A 5.00% 1/1/43	1,000,000	955,530
(Phoenix Children’s Hospital) Series A 5.00% 2/1/42	2,600,000	2,310,230
Glendale Industrial Development Authority Hospital
Revenue (John C. Lincoln Health) 5.00% 12/1/42	2,205,000	2,031,841
Maricopa County Industrial Development
Authority Health Facilities Revenue
(Catholic Healthcare West) Series A
5.25% 7/1/32	970,000	991,369
5.50% 7/1/26	1,000,000	1,034,500
6.00% 7/1/39	2,500,000	2,608,950
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities
Financing Authority (Auxilio Mutuo) Series A 6.00% 7/1/33	1,615,000	1,491,743
Scottsdale Industrial Development Authority
Hospital Revenue (Scottsdale Healthcare)
Series A 5.25% 9/1/30	1,250,000	1,249,888

Schedules of investments
Delaware Tax-Free Arizona Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Tempe Industrial Development Authority Revenue
(Friendship Village) Series A 6.25% 12/1/42	$1,200,000	$1,169,220
University of Arizona Medical Center Hospital Revenue
6.00% 7/1/39	1,500,000	1,525,620
6.50% 7/1/39	2,500,000	2,651,899
Yavapai County Industrial Development Authority Hospital
Facility (Yavapai Regional Medical Center)
Series A 5.25% 8/1/33	2,000,000	1,899,260
		19,920,050
Lease Revenue Bonds – 11.01%
Arizona Game & Fish Department & Community
Beneficial Interest Certificates
(Administration Building Project) 5.00% 7/1/32	1,000,000	1,000,980
Arizona State Certificates of Participation Department
Administration Series A 5.25% 10/1/25 (AGM)	1,500,000	1,603,275
Arizona State Sports & Tourism Authority (Multipurpose
Stadium Facility) Senior Series A 5.00% 7/1/36	1,000,000	973,380
Maricopa County Industrial Development Authority
Correctional Contract Revenue
(Phoenix West Prison) Series B 5.375% 7/1/22 (ACA)	1,000,000	1,000,910
Pima County Industrial Development Authority Lease
Revenue (Metro Police Facility-Nevada Project) Series A
5.25% 7/1/31	1,500,000	1,502,880
5.375% 7/1/39	1,500,000	1,514,085
6.00% 7/1/41	1,000,000	1,051,030
Pinal County Certificates of Participation 5.00% 12/1/29	1,300,000	1,313,832
		9,960,372
Local General Obligation Bonds – 2.74%
• Gila County Unified School District #10 (Payson School
Improvement Project of 2006)
Series A 5.25% 7/1/27 (AMBAC)	1,000,000	1,063,850
Sedona-Oak Creek Joint Unified School District #9
(Coconino School Improvement Project of 2007)
Series B 5.375% 7/1/28	1,350,000	1,419,147
		2,482,997

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds – 3.66%
Arizona Department of Transportation State Highway
Fund Revenue Subordinated Series A 5.00% 7/1/23-14	$1,000,000	$1,039,950
Arizona State University Certificates of Participation
(Research Infrastructure Projects)
5.00% 9/1/30-14 (AMBAC)	605,000	633,750
Phoenix Civic Improvement Transition Excise Tax Revenue
(Light Rail Project) 5.00% 7/1/20-14 (AMBAC)	1,570,000	1,631,905
Puerto Rico Public Buildings Authority Revenue (Guaranteed
Government Facilities) Series I 5.25% 7/1/33-14	5,000	5,208
		3,310,813
Resource Recovery Revenue Bond – 1.93%
Phoenix Industrial Development Authority Solid Waste
Disposal Facilities Revenue (Vieste SPE)
Series A 5.50% 4/1/43 (AMT)	2,000,000	1,743,240
		1,743,240
Special Tax Revenue Bonds – 16.78%
Arizona Department of Transportation State Highway
Fund Revenue Series A
5.00% 7/1/29	1,115,000	1,192,191
Subordinated 5.00% 7/1/38	750,000	764,438
Arizona Transportation Board (Maricopa County Regional
Area Road) 5.00% 7/1/25	1,000,000	1,085,120
Flagstaff Aspen Place Sawmill Improvement District
Revenue 5.00% 1/1/32	875,000	874,956
Gilbert Public Facilities Municipal Property Revenue
5.00% 7/1/25	1,250,000	1,317,763
Glendale Municipal Property Excise Tax Revenue
(Senior Lien) Series B 5.00% 7/1/33	570,000	568,541
Guam Government Business Privilege Tax Revenue
Series A
5.125% 1/1/42	545,000	518,786
5.25% 1/1/36	705,000	707,305
Marana Tangerine Farm Road Improvement District
Revenue 4.60% 1/1/26	765,000	751,674
Mesa Excise Tax Revenue 5.00% 7/1/32	1,000,000	1,027,980
Phoenix Civic Improvement Excise Tax Revenue
(Solid Waste Improvements)
Subordinate Series A 5.00% 7/1/19 (NATL-RE)	1,000,000	1,086,710

Schedules of investments
Delaware Tax-Free Arizona Fund

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Revenue
First Subordinate Series A
5.00% 8/1/26	$230,000	$208,074
^5.03% 8/1/44 (NATL-RE)	3,880,000	407,206
5.375% 8/1/39	850,000	689,240
5.50% 8/1/42	1,000,000	814,950
5.75% 8/1/37	280,000	240,780
6.50% 8/1/44	1,250,000	1,183,300
Ω(Convertible Capital Appreciation) 6.75% 8/1/32	960,000	794,678
Queen Creek Improvement District #1 5.00% 1/1/32	1,000,000	949,270
		15,182,962
Transportation Revenue Bonds – 3.32%
Phoenix Civic Improvement Airport Revenue
(Junior Lien) Series A 5.25% 7/1/33	1,250,000	1,264,213
(Senior Lien) 5.00% 7/1/32 (AMT)	1,750,000	1,743,542
		3,007,755
Water & Sewer Revenue Bond – 1.25%
Phoenix Civic Improvement Wastewater Systems Revenue
(Junior Lien) 5.00% 7/1/19 (NATL-RE)	1,000,000	1,128,120
		1,128,120
Total Municipal Bonds (cost $91,452,978)		88,518,779

Short-Term Investment – 0.26%
¤Variable Rate Demand Note – 0.26%
Phoenix Industrial Development Authority Revenue
(Southwest Human Development Project)
0.15% 4/1/28 (LOC-Wells Fargo Bank N.A.)	230,000	230,000
Total Short-Term Investment (cost $230,000)		230,000

Total Value of Securities – 98.09%
(cost $91,682,978)		88,748,779
Receivables and Other Assets
Net of Liabilities – 1.91%		1,732,453
Net Assets – 100.00%		$90,481,232

•	Variable rate security. The rate shown is the rate as of Aug. 31, 2013. Interest rates reset periodically.
§	Pre-refunded bonds. Municipals bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of Aug. 31, 2013.

Summary of abbreviations:
ACA — Insured by American Capital Access
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
LOC — Letter of Credit
NATL-RE — Insured by National Public Finance Guarantee Corporation

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free California Fund	August 31, 2013

		Principal amount	Value
Municipal Bonds – 97.73%
Corporate Revenue Bonds – 5.50%
	California Pollution Control Financing Authority
	Environmental Improvement Revenue
	#144A 5.00% 7/1/30 (AMT)	$1,000,000	$859,670
	•(BP West Coast Products) 2.60% 12/1/46	500,000	511,000
	Chula Vista Industrial Development Revenue
	(San Diego Gas & Electric) Series D 5.875% 1/1/34	1,000,000	1,089,590
	Golden State Tobacco Securitization Settlement Revenue
	(Asset-Backed Senior Notes) Series A-1
	5.125% 6/1/47	1,000,000	670,110
	5.75% 6/1/47	3,500,000	2,584,855
			5,715,225
Education Revenue Bonds – 10.91%
	California Educational Facilities Authority Revenue
	(University of Southern California)
	Series A 5.00% 10/1/23	1,000,000	1,163,700
	(Woodbury University) 5.00% 1/1/36	1,000,000	894,700
	California Municipal Finance Authority Educational Revenue
	(American Heritage Education Foundation Project)
	Series A 5.25% 6/1/36	1,000,000	798,300
	(Partnership Uplift Community Project)
	Series A 5.25% 8/1/42	700,000	611,051
	(Southwestern Law School) 6.50% 11/1/41	1,140,000	1,236,729
	California School Finance Authority
	(New Designs Charter School) Series A 5.50% 6/1/42	1,000,000	888,220
	California State Public Works Board Lease Revenue
	(Regents University) Series G 5.00% 12/1/25	1,380,000	1,506,325
	California Statewide Communities Development Authority
	Charter School Revenue
	(Green Dot Public Schools) Series A 7.25% 8/1/41	800,000	824,904
	California Statewide Communities Development
	Authority Revenue
	(Aspire Public Schools Project) 6.00% 7/1/40	1,000,000	966,310
	(Lancer Plaza Project) 5.875% 11/1/43	1,000,000	851,640
	(University of California East Irvine Campus Apartments)
	5.375% 5/15/38	1,000,000	980,480
Ω	Mt. San Antonio Community College District Convertible
	Capital Appreciation Election 2008 5.875% 8/1/28	1,000,000	616,780
			11,339,139

	Principal amount	Value
Municipal Bonds (continued)
Electric Revenue Bonds – 6.45%
Anaheim Public Financing Authority Electric System District
Facilities Series A 5.00% 10/1/25	$800,000	$864,096
Imperial Irrigation District Electric System Revenue
Series A 5.25% 11/1/24	500,000	545,965
Series B 5.00% 11/1/36	250,000	252,383
Series C 5.25% 11/1/31	1,175,000	1,209,545
Los Angeles Department of Water & Power
Series B 5.00% 7/1/26	1,000,000	1,096,390
Puerto Rico Electric Power Authority Revenue
Series TT 5.00% 7/1/26	1,000,000	774,670
Southern California Public Power Authority Revenue
(Transmission Project) Series A 5.00% 7/1/22	1,000,000	1,122,680
Turlock Irrigation District Revenue Series A 5.00% 1/1/30	830,000	839,379
		6,705,108
Healthcare Revenue Bonds – 15.68%
Abag Finance Authority for Nonprofit Corporations
(Episcopal Senior Communities)
6.125% 7/1/41	850,000	882,003
(Sharp Health Care)
6.25% 8/1/39	1,000,000	1,086,500
Series A 5.00% 8/1/26	300,000	312,576
Series A 5.00% 8/1/27	300,000	308,991
Series A 5.00% 8/1/28	250,000	254,895
California Health Facilities Financing Authority Revenue
(Catholic Health Care West)
Series A 6.00% 7/1/39	855,000	913,568
Series E 5.625% 7/1/25	1,000,000	1,071,680
Series G 5.25% 7/1/23	1,000,000	1,031,400
(Children’s Hospital Los Angles)
Series A 5.00% 11/15/34	1,000,000	933,620
(City of Hope) Series A 5.00% 11/15/35	1,000,000	976,980
(St. Joseph Health System) Series A 5.75% 7/1/39	1,000,000	1,077,710
(Sutter Health Care) Series D 5.25% 8/15/31	1,000,000	1,036,820
California Statewide Communities Development
Authority Revenue
(BE Group) 7.25% 11/15/41	500,000	535,810
(Covenant Retirement Communities) 5.625% 12/1/36	1,000,000	931,320

Schedules of investments
Delaware Tax-Free California Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Statewide Communities Development
Authority Revenue (continued)
(Episcopal Communities & Services)
5.00% 5/15/27	$500,000	$485,190
5.00% 5/15/32	600,000	547,182
(Kaiser Permanente) Series A 5.00% 4/1/19	1,000,000	1,151,389
(Terraces at San Joaquin Garden) 6.00% 10/1/42	1,000,000	961,440
(Trinity Health) 5.00% 12/1/41	1,000,000	963,310
San Buenaventura Community Memorial Health Systems
7.50% 12/1/41	785,000	847,408
		16,309,792
Housing Revenue Bonds – 3.74%
California Municipal Finance Authority Mobile Home
Park Revenue (Caritas Projects)
Senior Series A 6.40% 8/15/45	985,000	1,012,629
• California Statewide Communities Development
Multifamily Housing Authority Revenue
(Silver Ridge Apartments)
Series H 5.80% 8/1/33 (FNMA) (AMT)	1,000,000	1,001,650
Independent Cities Finance Authority Revenue Refunding
(Sahar Mobile Home Park) Series A 5.00% 6/15/47	1,000,000	875,560
Santa Clara County Multifamily Housing Authority Revenue
(Rivertown Apartments Project)
Series A 5.85% 8/1/31 (AMT)	1,000,000	999,910
		3,889,749
Lease Revenue Bonds – 9.14%
Abag Finance Authority for Nonprofit Corporations
(Jackson Laboratory) 5.00% 7/1/37	1,000,000	984,870
California Public Works Board Lease Revenue
(California State Prisons Los Angeles)
Series C 5.00% 10/1/26	1,000,000	1,045,440
(General Services Buildings 8 & 9)
Series A 6.25% 4/1/34	1,000,000	1,133,930
Elsinore Valley Municipal Water District
Series A 5.00% 7/1/24 (BHAC)	1,000,000	1,082,200
Golden State Tobacco Securitization Settlement Revenue
(Enhanced Asset-Backed) Series A 5.00% 6/1/29	1,000,000	1,004,520
San Diego Public Facilities Financing Authority Lease
Revenue (Master Project) Series A 5.25% 3/1/40	1,000,000	977,610

	Principal amount	Value
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
San Jose Financing Authority (Civic Center Project)
Series A 5.00% 6/1/33	$1,000,000	$1,013,020
San Mateo Joint Powers Financing Authority Lease
Revenue (Capital Projects) Series A 5.25% 7/15/26	1,000,000	1,072,300
Ventura County Public Financing Authority Revenue
Series A 5.00% 11/1/33	1,200,000	1,192,380
		9,506,270
Local General Obligation Bonds – 8.25%
^ Anaheim School District Capital Appreciation
Election 2002 4.58% 8/1/25 (NATL-RE)	1,000,000	534,870
Bonita Unified School District Election 2008
Series B 5.25% 8/1/28	800,000	853,288
Central Unified School District Election 2008
Series A 5.625% 8/1/33 (ASSURED GTY)	1,000,000	1,051,490
Coast Community College District Series A 5.00% 8/1/23	1,000,000	1,143,480
Grossmont Union High School District Election 2004
5.00% 8/1/33	1,000,000	1,018,720
Long Beach Unified School District Refinancing
5.00% 8/1/29	1,000,000	1,040,840
Pittsburg Unified School District Financing Authority
Revenue (Pittsburg Unified School District Building
Program) 5.50% 9/1/46 (AGM)	800,000	823,368
Santa Barbara Community College District Election 2008
Series A 5.25% 8/1/33	1,000,000	1,065,300
Sierra Joint Community College District #2
(Western Nevada) Series A 5.25% 8/1/21 (BHAC) (FGIC)	1,000,000	1,043,630
		8,574,986
§Pre-Refunded Bonds – 2.05%
California Statewide Communities Development Authority
Revenue (Viewpoint School Project)
5.75% 10/1/33-14 (ACA)	1,000,000	1,059,160
Fairfield-Suisun Unified School District Financing
Election 2002 5.50% 8/1/28-14 (NATL-RE)	500,000	524,395
Grossmont Union High School District Election 2004
5.00% 8/1/23-15 (NATL-RE)	500,000	544,370
		2,127,925

Schedules of investments
Delaware Tax-Free California Fund

	Principal amount	Value
Municipal Bonds (continued)
Resource Recovery Revenue Bond – 0.99%
South Bayside Waste Management Authority Revenue
(Shoreway Environmental Center)
Series A 6.00% 9/1/36	$1,000,000	$1,031,960
		1,031,960
Special Tax Revenue Bonds – 14.78%
California Statewide Communities Development Authority
Revenue (Inland Regional Center Project)
5.375% 12/1/37	1,350,000	1,346,247
Commerce Joint Powers Financing Authority Revenue
Un-Refunded Balance (Redevelopment Project)
Series A 5.00% 8/1/28 (RADIAN)	940,000	877,565
Fremont Community Facilities District #1
(Special Tax Pacific Commons) 5.375% 9/1/36	1,000,000	898,470
Glendale Redevelopment Agency Tax Allocation Revenue
(Central Glendale Redevelopment Project)
5.50% 12/1/24	1,000,000	1,011,560
Lammersville School District Community Facilities
District #2002 (Mountain House) 5.125% 9/1/35	500,000	443,040
Lancaster Redevelopment Agency Tax Allocation Revenue
(Combined Redevelopment Project Areas)
6.875% 8/1/39	500,000	531,435
@ Modesto Special Tax Community Facilities
District #04-1 (Village 2) 5.15% 9/1/36	1,000,000	919,200
Poway Redevelopment Agency Tax Allocation Revenue
Un-Refunded Balance 5.75% 6/15/33 (NATL-RE)	270,000	260,096
Puerto Rico Sales Tax Financing Revenue
First Subordinate Series A
5.25% 8/1/27	1,000,000	911,420
5.50% 8/1/37	835,000	693,885
Ω(Convertible Capital Appreciation) 6.75% 8/1/32	660,000	546,341
Rancho Santa Fe Community Services District Financing
Authority Revenue Superior Lien Series A 5.75% 9/1/30	800,000	835,424
Riverside County Redevelopment Agency Tax Allocation
Housing Series A 6.00% 10/1/39	1,000,000	1,005,660
Roseville Westpark Special Tax Public Community Facilities
District #1 5.25% 9/1/37	500,000	446,220

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
San Bernardino County Special Tax Community Facilities
District #2002-1 5.90% 9/1/33	$2,000,000	$2,000,181
San Diego Redevelopment Agency Tax Allocation Revenue
(Naval Training Center) Series A 5.75% 9/1/40	1,000,000	1,000,570
San Mateo Special Tax Community Facilities
District #2008-1 (Bay Meadows) 6.00% 9/1/42	800,000	823,528
Virgin Islands Public Finance Authority Revenue
(Senior Lien-Matching Fund Loan Note)
Series A 5.00% 10/1/29	330,000	319,011
Yucaipa Special Tax Refunding Community Facilities
District #98-1 (Chapman Heights) 5.375% 9/1/30	500,000	504,690
		15,374,543
State General Obligation Bonds – 7.83%
California State
5.25% 11/1/40	1,000,000	1,015,440
Various Purposes
5.00% 4/1/37	1,000,000	999,960
5.25% 3/1/30	1,000,000	1,052,240
5.25% 4/1/35	1,000,000	1,026,360
5.50% 4/1/18	1,000,000	1,175,440
6.00% 3/1/33	1,000,000	1,127,550
6.00% 4/1/38	515,000	570,429
California State Economic Recovery Series A 5.00% 7/1/19	1,000,000	1,169,620
		8,137,039
Transportation Revenue Bonds – 7.72%
Bay Area Toll Authority Bridge Revenue
(San Francisco Bay Area)
5.00% 4/1/26	1,000,000	1,086,240
Series F-1 5.25% 4/1/27	800,000	888,448
Los Angeles Department of Airports Subordinate
(Los Angeles International Airport)
Series B 5.00% 5/15/33	1,690,000	1,722,668
Riverside County Transportation Commission Senior Lien
Series A 5.75% 6/1/44	500,000	485,910
San Diego County Regional Airport Authority Senior
Series B 5.00% 7/1/28 (AMT)	500,000	502,670
San Diego Redevelopment Agency (Centre City
Redevelopment Project) Series A 6.40% 9/1/25	1,000,000	1,000,520

Schedules of investments
Delaware Tax-Free California Fund

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
San Francisco City & County Airports Commission
(San Francisco International Airport) Second Series D
5.00% 5/1/24	$790,000	$855,625
San Francisco Municipal Transportation Agency Revenue
Series B 5.00% 3/1/37	1,500,000	1,483,635
		8,025,716
Water & Sewer Revenue Bonds – 4.69%
California State Department of Water Resources Systems
Revenue (Central Valley Project)
Series AG 5.00% 12/1/28	815,000	874,984
Los Angeles Wastewater System Revenue
Series A 5.00% 6/1/34	1,000,000	1,035,060
San Diego Public Facilities Financing Authority Water
Revenue Subordinate Series A 5.00% 8/1/29	1,000,000	1,055,160
San Francisco City & County Public Utilities Commission
Water Revenue
Series B 5.00% 11/1/26	800,000	859,960
(Water & Sewer Improvement) Subordinate Series A
5.00% 11/1/32	1,015,000	1,047,906
		4,873,070
Total Municipal Bonds (cost $104,089,540)		101,610,522

Short-Term Investment – 0.48%
¤Variable Rate Demand Note – 0.48%
California Statewide Communities Development Authority
Revenue (John Muir Health) Series A 0.01% 8/15/36
(LOC–Wells Fargo Bank N.A.)	500,000	500,000
Total Short-Term Investment (cost $500,000)		500,000

Total Value of Securities – 98.21%
(cost $104,589,540)		102,110,522
Receivables and Other Assets
Net of Liabilities – 1.79%		1,862,278
Net Assets – 100.00%		$103,972,800

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Aug. 31, 2013, the aggregate value of Rule 144A securities was $859,670, which represented 0.83% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
•	Variable rate security. The rate shown is the rate as of Aug. 31, 2013. Interest rates reset periodically.
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”
@	Illiquid security. At Aug. 31, 2013, the aggregate value of illiquid securities was $919,200, which represented 0.88% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of Aug. 31, 2013.

Summary of abbreviations:
ACA — Insured by American Capital Access
AGM — Insured by Assured Guaranty Municipal Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by Assured Guaranty Corporation
BHAC — Insured by Berkshire Hathaway Assurance Company
FGIC — Insured by Financial Guaranty Insurance Company
FNMA — Federal National Mortgage Association Collateral
LOC — Letter of Credit
NATL-RE — Insured by National Public Finance Guarantee Corporation
RADIAN — Insured by Radian Asset Assurance

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free Colorado Fund	August 31, 2013

	Principal amount	Value
Municipal Bonds – 97.60%
Corporate Revenue Bonds – 1.32%
Public Authority Energy Natural Gas Revenue
Series 2008 6.50% 11/15/38	$2,500,000	$2,700,900
		2,700,900
Education Revenue Bonds – 7.60%
Boulder County Development Revenue
(University Corporation for Atmospheric Research)
5.00% 9/1/35 (AMBAC)	1,000,000	999,970
Colorado Educational & Cultural Facilities
Authority Revenue
(Academy Charter School Project)
5.50% 5/1/36 (SGI)	2,280,000	2,281,664
7.45% 8/1/48	1,000,000	1,001,090
(Charter School Project) 5.00% 7/15/37	1,150,000	1,055,424
(Johnson & Wales University Project)
Series A 5.00% 4/1/28 (SGI)	1,000,000	1,003,940
(Liberty Common Charter School Project)
5.125% 12/1/33 (SGI)	2,740,000	2,694,023
(Littleton Preparatory Charter School Project)
5.00% 12/1/33	450,000	387,684
5.00% 12/1/42	540,000	437,508
(Pinnacle Charter School Project) 5.00% 6/1/26	700,000	719,362
(Woodrow Wilson Charter School Project)
5.25% 12/1/34 (SGI)	1,960,000	1,891,714
Colorado School of Mines Series A 5.00% 12/1/42	2,500,000	2,523,800
University of Colorado Refunding
Series A-2 5.00% 6/1/32	500,000	516,060
		15,512,239
Electric Revenue Bonds – 5.75%
Colorado Springs Utilities System Improvement Revenue
Series C 5.50% 11/15/48	3,250,000	3,411,784
Platte River Power Authority Revenue Series HH
5.00% 6/1/27	2,795,000	3,099,292
5.00% 6/1/29	2,355,000	2,554,351
Puerto Rico Electric Power Authority Revenue Series WW
5.00% 7/1/28	2,400,000	1,794,408
5.25% 7/1/33	1,195,000	874,525
		11,734,360

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds – 29.65%
Aspen Valley Hospital District Revenue
5.00% 10/15/30	$1,250,000	$1,223,888
5.00% 10/15/33	600,000	571,788
Aurora Hospital Revenue
(Children’s Hospital Association Project)
Series A 5.00% 12/1/40	3,900,000	3,702,386
Series D 5.00% 12/1/23 (AGM)	2,775,000	2,977,519
Colorado Health Facilities Authority Revenue
•(Adventist Health/Sunbelt) 5.125% 11/15/24	1,375,000	1,467,111
(Boulder Community Hospital Project) 5.00% 10/1/42	2,000,000	1,907,140
(Catholic Health Initiatives)
Series A 4.75% 9/1/40	1,000,000	908,180
Series A 5.00% 7/1/39	1,540,000	1,494,262
Series A 5.00% 2/1/41	2,250,000	2,165,468
Series A 5.25% 2/1/33	1,000,000	1,024,630
Series C-1 5.10% 10/1/41 (AGM)	2,000,000	1,923,440
Series D 6.25% 10/1/33	2,000,000	2,255,380
(Christian Living Community Project)
5.25% 1/1/37	1,500,000	1,325,145
6.375% 1/1/41	1,000,000	1,006,310
Series A 5.75% 1/1/37	1,500,000	1,457,670
(Covenant Retirement Communities)
Series A 5.00% 12/1/33	4,000,000	3,544,999
(Craig Hospital Project)
4.00% 12/1/42	1,315,000	1,030,408
5.00% 12/1/32	3,500,000	3,521,629
(Evangelical Lutheran)
5.00% 6/1/35	2,000,000	1,813,820
5.00% 12/1/42	2,500,000	2,205,350
Series A 5.25% 6/1/34	2,750,000	2,637,388
(National Jewish Health Project) 5.00% 1/1/27	550,000	533,049
(Parkview Medical Center) 5.00% 9/1/25	1,000,000	1,006,660
(Sisters of Charity of Leavenworth Health System)
Series A 5.00% 1/1/40	1,000,000	964,470
Series B 5.25% 1/1/25	2,500,000	2,648,850
(Total Long-Term Care) Series A
6.00% 11/15/30	2,365,000	2,426,585
6.25% 11/15/40	750,000	762,788
(Valley View Hospital Association) 5.50% 5/15/28	1,000,000	1,007,530

Schedules of investments
Delaware Tax-Free Colorado Fund

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Denver Health & Hospital Authority Health Care Revenue
(Recovery Zone Facilities) 5.625% 12/1/40	$2,500,000	$2,455,300
Series A 4.75% 12/1/36	1,500,000	1,329,000
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	2,120,000	1,958,202
University of Colorado Hospital Authority
Revenue Series A
5.00% 11/15/37	2,690,000	2,596,442
6.00% 11/15/29	2,460,000	2,673,700
		60,526,487
Housing Revenue Bonds – 1.22%
Colorado Housing & Finance Authority
(Single Family Mortgage - Class 1)
Series A 5.50% 11/1/29 (FHA) (VA) (HUD)	1,025,000	1,063,673
(Single Family Program Class 1) Series AA
4.50% 5/1/23 (FHLMC)	680,000	703,460
4.50% 11/1/23 (FHLMC)	700,000	721,791
		2,488,924
Lease Revenue Bonds – 4.17%
Aurora Certificates of Participation Refunding
Series A 5.00% 12/1/30	2,370,000	2,465,748
Colorado Building Excellent Schools Today Certificates
of Participation Series G 5.00% 3/15/32	2,000,000	2,036,420
Pueblo County Certificates of Participation
(County Judicial Complex Project)
5.00% 9/15/42 (AGM)	2,500,000	2,414,550
Regional Transportation District Certificates of
Participation Series A 5.375% 6/1/31	1,540,000	1,594,485
		8,511,203
Local General Obligation Bonds – 12.03%
Central Colorado Water Conservancy District (Limited Tax)
5.00% 12/1/33	1,750,000	1,763,843
Commerce City Northern Infrastructure General
Improvement District 5.00% 12/1/32 (AGM)	2,125,000	2,154,708
Denver City & County
(Better Denver & Zoo) Series A 5.00% 8/1/25	3,215,000	3,523,092
(Justice System Facilities & Zoo) 5.00% 8/1/19	1,020,000	1,103,375

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Denver City & County School District #1
4.00% 12/1/28	$1,250,000	$1,214,200
Denver International Business Center Metropolitan
District #1 5.00% 12/1/30	350,000	324,013
Douglas County School District #1
(Douglas & Elbert Counties) 5.00% 12/15/22	1,175,000	1,341,345
Grand County School District #2 (East Grand)
5.25% 12/1/25 (AGM)	2,485,000	2,787,698
Gunnison Watershed School District #1J Series 2009
5.25% 12/1/33	1,400,000	1,473,612
Jefferson County School District #R-1 5.25% 12/15/24	2,500,000	2,875,799
@North Range Metropolitan
District #1 4.50% 12/15/31 (ACA)	1,500,000	1,221,780
District #2 5.50% 12/15/37	1,200,000	1,052,964
Rangely Hospital District 6.00% 11/1/26	2,250,000	2,424,465
Sand Creek Metropolitan District 5.00% 12/1/31 (SGI)	75,000	67,900
Weld County School District #4 5.00% 12/1/19 (AGM)	1,085,000	1,229,837
		24,558,631
§Pre-Refunded Bonds – 13.81%
Adams & Arapahoe Counties Joint School District #28J
(Aurora) 6.00% 12/1/28-18	2,500,000	3,057,750
Aspen Sales Tax Revenue (Parks & Open Spaces)
Series B 5.25% 11/1/23-15 (AGM)	2,040,000	2,250,589
Colorado Health Facilities Authority Revenue
(Adventist Health/Sunbelt) 5.125% 11/15/24-16	75,000	85,337
(Evangelical Lutheran Good Samaritan Society)
Series A 6.125% 6/1/38-14	5,250,000	5,483,259
Denver City & County Airport Revenue
Series B 5.00% 11/15/33-13 (SGI)	1,500,000	1,515,135
Denver West Metropolitan District
5.00% 12/1/33-13 (RADIAN)	1,400,000	1,416,954
Douglas County School District #1
(Douglas & Elbert Counties)
Series B 5.00% 12/15/24-16	2,355,000	2,673,278
Fremont County School District #1
(Canon City) 5.00% 12/1/24-13 (NATL-RE)	1,000,000	1,012,240
Garfield County School District #2
5.00% 12/1/25-16 (AGM)	2,280,000	2,587,344

Schedules of investments
Delaware Tax-Free Colorado Fund

	Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds (continued)
Garfield Pitkin & Eagle County School District #1
(Roaring Fork) Series A 5.00% 12/15/27-14 (AGM)	$1,500,000	$1,593,165
La Plata County School District #9 (Durango)
5.125% 11/1/24-13 (NATL-RE)	1,000,000	1,008,380
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities)
Series I 5.25% 7/1/33-14	25,000	26,040
Regional Transportation District Revenue (FasTracks
Project) Series A 5.00% 11/1/28-16 (AMBAC)	2,500,000	2,823,550
Sand Creek Metropolitan District
5.00% 12/1/31-13 (SGI)	425,000	430,148
University of Colorado Enterprise System Revenue
Series A 5.00% 6/1/30-16 (AMBAC)	2,000,000	2,226,180
		28,189,349
Special Tax Revenue Bonds – 14.43%
@ Baptist Road Rural Transportation Authority Sales & Use
Tax Revenue 5.00% 12/1/26	1,575,000	1,292,603
Denver City & County
(Better Denver) 5.00% 8/1/20	1,040,000	1,223,685
(Justice System Facilities) 5.00% 8/1/21	1,500,000	1,671,195
Denver Convention Center Hotel Authority Revenue
Refunding 5.00% 12/1/35 (SGI)	3,665,000	3,564,028
Denver International Business Center Metropolitan
District #1 5.375% 12/1/35	1,750,000	1,588,545
Guam Government Business Privilege Tax
Revenue Series A
5.125% 1/1/42	1,250,000	1,189,875
5.25% 1/1/36	1,675,000	1,680,477
Park Meadows Business Improvement District Shared
Sales Tax Revenue
5.30% 12/1/27	950,000	978,823
5.35% 12/1/31	720,000	734,839
Plaza Metropolitan District #1 5.00% 12/1/40	1,265,000	1,136,362
Puerto Rico Sales Tax Financing Corporation Revenue
First Subordinate
Ω(Convertible Capital Appreciation) Series A 6.75% 8/1/32	1,345,000	1,113,378
Series A 5.25% 8/1/27	1,100,000	1,002,562

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Corporation Revenue
First Subordinate (continued)
Series A 5.50% 8/1/42	$1,000,000	$814,950
Series A 5.75% 8/1/37	2,620,000	2,253,017
Series A-1 5.00% 8/1/43	770,000	577,269
Series C 5.00% 8/1/40	2,500,000	2,086,775
Series C 5.50% 8/1/40	1,000,000	821,340
Regional Transportation District Sales Revenue
(Denver Transit Partners)
6.00% 1/15/34	1,450,000	1,483,437
Regional Transportation District Sales Tax Revenue
(FasTracks Project)
6.00% 1/15/41	2,400,000	2,428,056
Series A 5.25% 11/1/18	1,000,000	1,172,130
Tallyns Reach Metropolitan District #3
(Limited Tax Convertible) 5.125% 11/1/38	740,000	635,031
		29,448,377
Transportation Revenue Bonds – 6.05%
Denver City & County Airport System Revenue
Series A 5.00% 11/15/25 (NATL-RE) (FGIC)	2,000,000	2,069,420
Series A 5.25% 11/15/36	2,500,000	2,554,200
Series B 5.00% 11/15/27	2,855,000	2,972,940
Series B 5.00% 11/15/30	1,000,000	1,012,440
Series B 5.00% 11/15/32	1,000,000	1,002,120
E-470 Public Highway Authority Series C
5.25% 9/1/25	690,000	703,145
5.375% 9/1/26	2,000,000	2,032,640
		12,346,905
Water & Sewer Revenue Bonds – 1.57%
Eagle River Water & Sanitation District Enterprise Revenue
5.00% 12/1/27	400,000	422,152
5.00% 12/1/29 (ASSURED GTY)	250,000	262,285
5.00% 12/1/32	400,000	407,388
Parker Water & Sanitation District Revenue
5.00% 8/1/43	1,000,000	1,009,270
Pueblo Board Waterworks Revenue 5.00% 11/1/21 (AGM)	1,000,000	1,090,250
		3,191,345
Total Municipal Bonds (cost $203,350,239)		199,208,720

Schedules of investments
Delaware Tax-Free Colorado Fund

	Principal amount	Value
Short-Term Investments – 0.69%
¤Variable Rate Demand Notes – 0.69%
Colorado Educational & Cultural Facilities
Authority Revenue
(National Jewish Federation Bond Program)
(LOC-JPMorgan Chase Bank N.A.)
Series D-1 0.06% 7/1/36	$1,000,000	$1,000,000
Series D-7 0.06% 2/1/35	415,000	415,000
Total Short-Term Investments (cost $1,415,000)		1,415,000

Total Value of Securities – 98.29%
(cost $204,765,239)		200,623,720
Receivables and Other Assets
Net of Liabilities – 1.71%		3,490,365
Net Assets – 100.00%		$204,114,085

•	Variable rate security. The rate shown is the rate as of Aug. 31, 2013. Interest rates reset periodically.
@	Illiquid security. At Aug. 31, 2013, the aggregate value of illiquid securities was $3,567,347, which represented 1.75% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of Aug. 31, 2013.

Summary of abbreviations:
ACA — Insured by American Capital Access
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
ASSURED GTY — Insured by Assured Guaranty Corporation
FGIC — Insured by Financial Guaranty Insurance Company
FHA — Federal Housing Administration
FHLMC — Federal Home Loan Mortgage Corporation collateral
HUD — Housing and Urban Development Section 8
LOC — Letter of Credit
NATL-RE — Insured by National Public Finance Guarantee Corporation
RADIAN — Insured by Radian Asset Assurance
SGI — Insured by Syncora Guarantee Inc.
VA — Veterans Administration collateral

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free Idaho Fund	August 31, 2013

	Principal amount	Value
Municipal Bonds – 95.67%
Corporate Revenue Bonds – 7.83%
Nez Perce County Pollution Control Revenue
(Potlatch Project) 6.00% 10/1/24	$5,035,000	$5,002,525
Power County Industrial Development Revenue
(FMC Project) 6.45% 8/1/32 (AMT)	2,000,000	2,001,280
Power County Pollution Control Revenue
(FMC Project) 5.625% 10/1/14	2,475,000	2,474,876
		9,478,681
Education Revenue Bonds – 9.97%
Boise State University Revenue (General Project) Series A
4.00% 4/1/37	1,250,000	1,082,638
4.25% 4/1/32 (NATL-RE)	750,000	715,613
5.00% 4/1/26	965,000	1,033,254
5.00% 4/1/39	1,000,000	1,013,080
5.00% 4/1/42	1,350,000	1,363,082
Idaho Housing & Financing Association Nonprofit
Facilities Revenue (North Star Charter School Project)
Series A 9.50% 7/1/39	1,000,000	749,920
University of Idaho
•Series 2011 5.25% 4/1/41	1,940,000	2,144,068
Series A 5.00% 4/1/21 (AMBAC)	1,150,000	1,225,693
•Series B 4.50% 4/1/41 (AGM)	1,100,000	1,200,507
Series B 5.00% 4/1/28	1,000,000	1,036,840
Series B 5.00% 4/1/32	500,000	508,390
		12,073,085
Electric Revenue Bonds – 3.10%
Boise-Kuna Irrigation District Revenue
(Arrowrock Hydroelectric Project) 6.30% 6/1/31	1,000,000	1,055,160
Puerto Rico Electric Power Authority Revenue
Series TT 5.00% 7/1/32	3,170,000	2,261,826
Series ZZ 5.25% 7/1/26	550,000	437,091
		3,754,077
Healthcare Revenue Bonds – 9.48%
Idaho Health Facilities Authority Revenue
(St. Luke’s Health System Project) Series A
4.50% 3/1/47	1,500,000	1,264,545
5.00% 3/1/47	1,500,000	1,389,000
6.50% 11/1/23	250,000	276,695
6.75% 11/1/37	1,250,000	1,334,688

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Idaho Health Facilities Authority Revenue (continued)
(St. Luke’s Regional Medical Center Project)
5.00% 7/1/35 (AGM)	$2,500,000	$2,468,749
(Trinity Health Center Group)
Series B 6.125% 12/1/28	1,210,000	1,369,805
Series D 4.50% 12/1/37	1,385,000	1,303,050
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	2,245,000	2,073,661
		11,480,193
Housing Revenue Bonds – 2.45%
Idaho Housing & Finance Association Single Family
Mortgage Revenue
Series A Class II 4.375% 7/1/32	995,000	952,713
Series B Class I 5.00% 7/1/37 (AMT)	435,000	426,657
Series C Class II 4.95% 7/1/31	995,000	994,930
Series I-1 Class I 5.45% 1/1/39 (AMT)	585,000	586,503
		2,960,803
Lease Revenue Bonds – 6.36%
Idaho Housing & Finance Association Revenue
(TDF Facilities Project-Recovery Zone Facilities) Series A
6.50% 2/1/26	1,370,000	1,444,364
7.00% 2/1/36	1,500,000	1,556,429
Idaho State Building Authority Revenue
5.00% 9/1/40	1,250,000	1,272,675
(Capitol Mall Parking Project) Series A
4.00% 9/1/22	410,000	432,628
4.50% 9/1/25	455,000	473,728
4.50% 9/1/26	485,000	498,245
4.50% 9/1/27	505,000	511,363
(Eastern Idaho Technical College Project) Series B
4.00% 9/1/21	645,000	688,525
5.00% 9/1/25	740,000	826,713
		7,704,670

Schedules of investments
Delaware Tax-Free Idaho Fund

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds – 24.40%
Ada & Canyon Counties Joint School District #2 Meridian
4.50% 7/30/22	$1,500,000	$1,647,510
5.50% 7/30/16	1,305,000	1,476,503
(School Board Guaranteed) 4.75% 2/15/20	1,000,000	1,055,990
Bannock County School District #25 Pocatello/Chubbuck
(School Board Guaranteed)
5.00% 8/15/15	1,040,000	1,085,458
5.00% 8/15/16	1,100,000	1,148,785
Boise City Independent School District
(School Board Guaranteed)
5.00% 8/1/24 (AGM)	1,500,000	1,622,985
Bonneville Joint School District #93
(School Board Guaranteed) Series A
5.00% 9/15/30	1,515,000	1,599,537
5.00% 9/15/31	870,000	913,874
Canyon County School District #131 Nampa
(School Board Guaranteed) Series B
5.00% 8/15/23	1,295,000	1,463,855
Canyon County School District #132 Caldwell
5.00% 7/30/15 (NATL-RE)	2,000,000	2,159,640
Series A 5.00% 9/15/22 (AGM)	1,725,000	1,922,927
Series A 5.00% 9/15/23 (AGM)	1,810,000	2,009,516
Idaho Board Bank Authority Revenue Series A
5.00% 9/15/28	1,250,000	1,320,463
5.00% 9/15/31	1,025,000	1,074,323
5.00% 9/15/33	1,125,000	1,168,549
5.25% 9/15/26	2,000,000	2,173,160
Kootenai County School District #271 Coeur D’Alene
(School Board Guaranteed) Series B
4.00% 9/15/24	540,000	560,612
4.00% 9/15/25	650,000	664,034
Teton County School District #401Driggs
(School Board Guaranteed)
5.00% 9/15/19	1,090,000	1,261,413
5.00% 9/15/20	870,000	1,006,929
Twin Falls County School District #413 Filer
(School Board Guaranteed) 5.25% 9/15/25	2,000,000	2,206,699
		29,542,762

		Principal amount	Value
Municipal Bonds (continued)
§Pre-Refunded Bonds – 4.03%
	Ada & Canyon Counties Joint School District #3 Kuna
	(School Board Guaranteed) 4.75% 8/15/22-14	$600,000	$626,778
	Boise State University Revenue
	Series A 5.00% 4/1/18-14 (NATL-RE)	1,500,000	1,542,015
	Nampa City Series B 5.00% 8/1/21-15 (NATL-RE)	2,475,000	2,691,117
	Puerto Rico Sales Tax Financing Revenue First Subordinate
	Series A 5.50% 8/1/28-19	15,000	18,038
			4,877,948
Special Tax Revenue Bonds – 17.98%
	Coeur d’Alene Local Improvement District #6 6.10% 7/1/14	45,000	45,664
	Guam Government Business Privilege Tax Revenue Series A
	5.125% 1/1/42	545,000	518,786
	5.25% 1/1/36	705,000	707,305
	Idaho Bond Bank Authority Revenue
	Series B 5.00% 9/15/30 (NATL-RE)	725,000	769,762
	Series D 5.00% 9/15/23	1,030,000	1,180,596
	Series D 5.00% 9/15/30	350,000	369,530
	Idaho State Building Authority Revenue
	(Capitol Mall Parking Project) Series A 4.00% 9/1/21	395,000	421,655
	Idaho Water Resource Board (Ground Water Rights Mitigation)
	Series A 5.00% 9/1/32	3,565,000	3,479,582
	Ketchum Urban Renewal Agency 5.50% 10/15/34	1,500,000	1,431,450
	Nampa Development Tax Increment Revenue
	5.00% 9/1/31	1,000,000	931,420
	5.90% 3/1/30	3,000,000	3,068,159
	Puerto Rico Sales Tax Financing Revenue
^	(Capital Appreciation) Series A 5.73% 8/1/44 (NATL-RE)	5,120,000	537,344
	First Subordinate
Ω	(Convertible Capital Appreciation) Series A 6.75% 8/1/32	735,000	608,426
	Series A 5.25% 8/1/27	660,000	601,537
	Series A 5.50% 8/1/42	2,000,000	1,629,900
	Series A 5.75% 8/1/37	2,660,000	2,287,414
	Series C 5.25% 8/1/40	275,000	238,420
	Series C 5.50% 8/1/40	1,580,000	1,297,717
	Virgin Islands Public Finance Authority Revenue
	(Senior Lien-Matching Fund Loan Note) Series A
	5.00% 10/1/29	330,000	319,011
	5.25% 10/1/20	500,000	511,140
	5.25% 10/1/24	800,000	814,896
			21,769,714

Schedules of investments
Delaware Tax-Free Idaho Fund

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds – 9.20%
Boise Airport Revenue
(Air Terminal Facilities Project)
5.75% 9/1/19 (AGM) (AMT)	$1,000,000	$1,164,350
5.75% 9/1/20 (AGM) (AMT)	1,000,000	1,155,430
(Parking Facilities Project) 4.00% 9/1/32	2,180,000	1,987,048
Idaho Housing & Finance Association Grant Anticipated
Revenue (Federal Highway Trust)
5.00% 7/15/24 (NATL-RE)	2,000,000	2,148,820
Series A 5.25% 7/15/20 (ASSURED GTY)	2,750,000	3,079,863
Series A 5.25% 7/15/25 (ASSURED GTY)	1,500,000	1,603,680
		11,139,191
Water & Sewer Revenue Bond – 0.87%
Idaho Board Bank Authority Revenue
Series C 5.375% 9/15/38	1,000,000	1,054,590
		1,054,590
Total Municipal Bonds (cost $118,973,564)		115,835,714

	Number of shares
Short-Term Investments – 1.28%
Money Market Mutual Fund – 0.52%
Dreyfus Cash Management Fund	628,201	628,201
		628,201

	Principal amount
¤Variable Rate Demand Note – 0.76%
Idaho State University Foundation Revenue
(L.E. & Thelma Stephens Project) 0.05% 5/1/21
(LOC-Wells Fargo Bank N.A.)	$920,000	920,000
		920,000
Total Short-Term Investments (cost $1,548,201)		1,548,201

Total Value of Securities – 96.95%
(cost $120,521,765)		117,383,915
Receivables and Other Assets
Net of Liabilities – 3.05%		3,686,850
Net Assets – 100.00%		$121,070,765

•	Variable rate security. The rate shown is the rate as of Aug. 31, 2013. Interest rates reset periodically.
§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”

^	Zero coupon security. The rate shown is the yield at the time of purchase.
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of Aug. 31, 2013.

Summary of abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
ASSURED GTY — Insured by Assured Guaranty Corporation
LOC — Letter of Credit
NATL-RE — Insured by National Public Finance Guarantee Corporation

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free New York Fund	August 31, 2013

	Principal amount	Value
Municipal Bonds – 95.91%
Corporate Revenue Bonds – 8.12%
Jefferson County Industrial Development Agency Solid
Waste Disposal (International Paper)
Series A 5.20% 12/1/20 (AMT)	$350,000	$344,334
Nassau County Tobacco Settlement Revenue
(Asset-Backed) Series A-3
5.00% 6/1/35	215,000	165,619
5.125% 6/1/46	1,675,000	1,246,785
• New York City Industrial Development
Agency Special Facilities Revenue
(American Airlines - JFK International Airport)
7.75% 8/1/31 (AMT)	250,000	279,185
New York Liberty Development Revenue
(Second Priority - Bank of America Tower)
Class 2 5.625% 7/15/47	500,000	519,610
Class 3 6.375% 7/15/49	865,000	913,725
Niagara Area Development Revenue
(Covanta Energy Project) Series B 4.00% 11/1/24	1,060,000	933,415
Suffolk County Industrial Development Agency Revenue
(Keyspan-Port Jefferson Energy Center)
5.25% 6/1/27 (AMT)	250,000	251,995
Suffolk Tobacco Asset Securitization Series B 5.25% 6/1/37	700,000	652,330
TSASC Revenue (Asset-Backed) Series 1
5.00% 6/1/34	575,000	409,320
5.125% 6/1/42	1,050,000	709,506
		6,425,824
Education Revenue Bonds – 22.06%
Albany Industrial Development Agency Civic Facilities Revenue
(Brighter Choice Charter School) Series A 5.00% 4/1/37	250,000	211,425
Buffalo & Erie County Industrial Land Development
(Buffalo State College Foundation Housing) 6.00% 10/1/31	525,000	570,896
(Medaille College Project) 5.25% 4/1/35	500,000	448,240
Build NYC Resource (Bronx Charter School for Excellence)
5.00% 4/1/33	500,000	466,820
5.50% 4/1/43	500,000	478,195
Dutchess County Local Development
(Marist College Project) 5.00% 7/1/19	760,000	868,573
Hempstead Town Local Development Revenue
(Molloy College Project) 5.75% 7/1/23	370,000	401,187

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Madison County Capital Resource Revenue
(Colgate University Project) Series A
5.00% 7/1/24	$445,000	$496,010
5.00% 7/1/28	400,000	416,652
Monroe County Industrial Development Revenue
(Nazareth College Rochester Project)
5.00% 10/1/22	340,000	360,291
5.00% 10/1/23	470,000	493,829
5.25% 10/1/31	500,000	492,520
5.50% 10/1/41	500,000	499,265
New York City Trust for Cultural Resources
(Whitney Museum of American Art)
5.00% 7/1/31	500,000	502,405
New York State Dormitory Authority
(Brooklyn Law School) 5.75% 7/1/33	340,000	345,522
(Cornell University) Series A
4.75% 7/1/29	100,000	102,244
5.00% 7/1/32	265,000	277,357
5.00% 7/1/34	170,000	174,697
(Culinary Institute of America)
5.00% 7/1/28	500,000	497,895
5.00% 7/1/34	290,000	268,401
(Fordham University) 4.00% 7/1/30	400,000	366,780
(Manhattan Marymount) 5.00% 7/1/24	350,000	357,795
(Mt. Sinai School of Medicine)
5.00% 7/1/19	500,000	568,795
5.125% 7/1/39	500,000	501,090
(New York University) Series A 5.25% 7/1/34	500,000	516,800
(Pace University) Series A
5.00% 5/1/27	200,000	198,684
5.00% 5/1/29	300,000	294,864
(Rockefeller University) Series A 5.00% 7/1/27	250,000	269,315
(Skidmore College) 5.00% 7/1/21	325,000	365,024
(St. Joseph’s College) 5.25% 7/1/25	500,000	511,105
(Teachers College) 5.50% 3/1/39	250,000	257,888
(University of Rochester)
Series A 5.125% 7/1/39	250,000	253,773
Series A-2 4.375% 7/1/20	200,000	208,566

Schedules of investments
Delaware Tax-Free New York Fund

	Principal amount	Value
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Onondaga Civic Development Revenue
(Le Moyne College Project) 5.20% 7/1/29	$500,000	$500,250
Onondaga County Trust for Cultural Research Revenue
(Syracuse University Project)
Series B 5.00% 12/1/19	350,000	400,579
St. Lawrence County Industrial Development Agency Civic
Facility Revenue (St. Lawrence University)
5.00% 7/1/26	1,000,000	1,074,009
Series A 5.00% 10/1/16	500,000	554,335
Suffolk County Industrial Development Agency Civic Facility
Revenue (New York Institute of Technology Project)
5.00% 3/1/26	600,000	602,165
Troy Capital Resource Revenue (Rensselaer Polytechnic)
Series B 5.00% 9/1/18	165,000	188,143
Troy Industrial Development Authority
(Rensselaer Polytechnic) Series E 5.20% 4/1/37	500,000	501,295
Yonkers Economic Development Education Revenue
(Charter School Educational Excellence)
Series A 6.25% 10/15/40	600,000	582,426
		17,446,105
Electric Revenue Bonds – 2.50%
Long Island Power Authority Electric System Revenue
Series A 5.75% 4/1/39	350,000	365,897
Series B 5.75% 4/1/33	250,000	263,973
New York State Power Authority Revenue
Series A 5.00% 11/15/38	500,000	514,890
Puerto Rico Electric Power Authority Revenue
Series WW 5.00% 7/1/28	190,000	142,057
Series ZZ
5.25% 7/1/18	300,000	291,024
5.25% 7/1/26	500,000	397,355
		1,975,196
Healthcare Revenue Bonds – 16.50%
Albany Industrial Development Agency Civic Facility Revenue
(St. Peter’s Hospital Project) Series A 5.25% 11/15/32	800,000	810,016
East Rochester Housing Authority Revenue Refunding
(Senior Living-Woodland Village Project) 5.50% 8/1/33	500,000	436,995

	Principal amount	Value
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Monroe County Industrial Development Insured
Mortgage Revenue
(Rochester General Hospital) Series A
5.00% 12/1/27	$330,000	$334,531
5.00% 12/1/28	655,000	657,600
(University Hospital of Rochester Project)
5.50% 8/15/40 (FHA)	585,000	602,275
New York City Health & Hospital Revenue (Health System)
Series A 5.00% 2/15/30	500,000	508,820
New York Dormitory Authority Revenue
(Catholic Health Long Island Obligation Group)
5.00% 7/1/27	400,000	401,320
(Chapel Oaks) 5.45% 7/1/26 (LOC - Allied Irish Bank)	450,000	450,527
New York Dormitory Authority Revenue
Non-State Supported Debt
(Memorial Sloan-Kettering)
Series 1 4.375% 7/1/34	995,000	957,399
Series 1 5.00% 7/1/23	600,000	661,608
Series 1 5.00% 7/1/35	225,000	225,043
Subordinate Series A2 5.00% 7/1/26	500,000	522,835
(Mt. Sinai Hospital) Series A 5.00% 7/1/26	600,000	626,244
(North Shore Long Island Jewish Group) Series A
5.00% 5/1/41	500,000	481,475
5.50% 5/1/37	500,000	513,870
(Orange Regional Medical Center)
6.125% 12/1/29	540,000	540,297
6.25% 12/1/37	250,000	245,080
Onondaga Civic Development Revenue
(St. Joseph’s Hospital Health Center)
4.50% 7/1/32	365,000	304,052
5.00% 7/1/42	750,000	633,255
Orange County Funding Assisted Living Residence Revenue
6.50% 1/1/46	500,000	420,570
Saratoga County (Saratoga Hospital Project)
Series A 5.00% 12/1/26	1,000,000	1,052,179
Suffolk County Economic Development Revenue
(Catholic Health Services) 5.00% 7/1/28	1,000,000	1,003,470
(Peconic Landing Southland) 6.00% 12/1/40	650,000	666,231
		13,055,692

Schedules of investments
Delaware Tax-Free New York Fund

	Principal amount	Value
Municipal Bonds (continued)
Housing Revenue Bonds – 0.81%
New York City Housing Development Multifamily
Housing Revenue Series G-1
4.875% 11/1/39 (AMT)	$250,000	$241,205
New York Mortgage Agency Revenue 44th
Series 4.35% 10/1/24 (AMT)	400,000	401,952
		643,157
Lease Revenue Bonds – 9.64%
Battery Park City Authority Revenue Senior Series A
5.00% 11/1/26	250,000	251,955
Erie County Industrial Development Agency School Facility
Revenue (Buffalo City School District)
Series A 5.25% 5/1/25	500,000	549,960
Hudson Yards Infrastructure Revenue Series A 5.75% 2/15/47	1,000,000	1,029,360
New York City Industrial Development Agency
(New York Stock Exchange Project) Series A 5.00% 5/1/18	350,000	397,712
(Senior Trips) Series A 5.00% 7/1/28 (AMT)	1,500,000	1,364,865
New York City Trust For Cultural Resources
(Wildlife Conservation Society)
Series A 5.00% 8/1/33	1,000,000	1,020,350
New York Liberty Development (World Trade Center Project)
5.00% 11/15/31	500,000	504,320
5.75% 11/15/51	675,000	710,080
Tobacco Settlement Financing Authority Revenue
(Asset-Backed)
Series A 5.00% 6/1/18	500,000	573,880
Series B-1C
5.50% 6/1/20	200,000	200,862
5.50% 6/1/21	500,000	502,185
United Nations Development Revenue Series A 5.00% 7/1/26	500,000	521,275
		7,626,804
Local General Obligation Bonds – 6.67%
New York City
Series B 5.00% 8/1/27	1,000,000	1,068,179
Subordinate Series A-1 5.00% 10/1/27	500,000	534,615
Subordinate Series C-1 5.00% 10/1/19	500,000	565,055
Subordinate Series I-1 5.375% 4/1/36	500,000	529,450
Un-refunded Balance Series D 5.00% 11/1/34	70,000	71,396

	Principal amount	Value
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
New York Dormitory Authority
Revenue Non-State Supported Debt
(School Districts-Financing Program) Series A
5.00% 10/1/23	$500,000	$544,235
5.00% 10/1/25 (AGM)	500,000	530,095
New York Environmental Facilities Series A 5.25% 12/15/19	350,000	413,039
Ramapo Local Development Guaranteed Revenue
5.00% 3/15/28	1,000,000	1,019,750
		5,275,814
§Pre-Refunded Bonds – 1.17%
New York City Series D 5.00% 11/1/34-14	55,000	58,083
New York City Transitional Finance Authority
(Future Tax Secured)
Subordinated Series B 5.00% 11/1/18-17	165,000	188,349
Puerto Rico Commonwealth Highway & Transportation
Authority Revenue Series Y 5.50% 7/1/36-16	475,000	538,693
Triborough Bridge & Tunnel Authority
Series C 5.00% 11/15/24-18	120,000	141,024
		926,149
Special Tax Revenue Bonds – 16.45%
Brooklyn Arena Local Development (Barclays Center Project)
6.25% 7/15/40	500,000	526,205
6.375% 7/15/43	500,000	529,550
6.50% 7/15/30	500,000	544,540
Guam Government Business Privilege Tax Revenue
Series A 5.25% 1/1/36	240,000	240,785
Metropolitan Transportation Authority Revenue
(Dedicated Tax Fund) Series B 5.00% 11/15/34	500,000	505,280
New York City Industrial Development Agency Civic
Facility Revenue (YMCA of Greater New York Project)
5.00% 8/1/36	1,000,000	999,960
New York City Transitional Finance Authority Revenue
(Building Aid)
Series S1 5.00% 7/15/21	750,000	858,615
Subordinate Series S1 5.25% 7/15/37	1,000,000	1,029,159
(Future Tax Secured)
Fiscal 2011 5.00% 11/1/18	335,000	376,979
Fiscal 2011 Series D 5.00% 2/1/26	250,000	271,655
Fiscal 2011 5.25% 2/1/29	500,000	542,440
Series C 5.25% 11/1/25	500,000	561,165

Schedules of investments
Delaware Tax-Free New York Fund

	Principal amount	Value
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York City Trust for Cultural Resources Revenue
(Museum of Modern Art) Series A1 5.00% 4/1/31	$530,000	$562,696
New York Dormitory Authority State Supported Debt Revenue
(Consolidated Services Contract) 5.00% 7/1/17 (AGM)	500,000	566,605
New York Sales Tax Asset Receivables
Series A 5.25% 10/15/27 (AMBAC)	500,000	520,700
New York State Dormitory Authority General Purpose
Series A 5.00% 12/15/29	570,000	602,946
Series C 5.00% 3/15/34	770,000	788,442
Series E 4.00% 2/15/19	500,000	551,335
New York State Thruway Authority
Series A 5.00% 3/15/27	500,000	538,740
Series H 5.00% 1/1/30 (NATL-RE)	750,000	770,258
Puerto Rico Sales Tax Financing Revenue
5.25% 8/1/30	1,000,000	874,650
Ω(Convertible Capital Appreciation) Series A 6.75% 8/1/32	185,000	153,141
Virgin Islands Public Finance Authority Revenue
(Matching Fund Loan Note – Senior Lien)
Series A 5.00% 10/1/29	100,000	96,670
		13,012,516
State General Obligation Bonds – 0.81%
New York City Series E 5.00% 8/1/28	125,000	132,875
New York State Series A 5.00% 3/1/38	500,000	505,560
		638,435
Transportation Revenue Bonds – 6.98%
Metropolitan Transportation Authority Revenue
Series 2008C 6.50% 11/15/28	200,000	232,880
Series C 5.00% 11/15/32	500,000	504,000
Series C 5.00% 11/15/41	20,000	19,555
Series D 5.00% 11/15/32	500,000	504,000
Series D 5.25% 11/15/27	500,000	527,005
Series F 5.00% 11/15/15	150,000	164,205
New York State Thruway Authority General Revenue
Series I 5.00% 1/1/32	700,000	712,852
Port Authority of New York & New Jersey
(Consolidated-One Hundred Fifty-Third) 5.00% 7/15/35	250,000	254,998
(JFK International Air Terminal)
6.00% 12/1/42	700,000	765,667
6.50% 12/1/28	550,000	585,651

	Principal amount	Value
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Triborough Bridge & Tunnel Authority
Series B 5.00% 11/15/20	$1,000,000	$1,162,240
Series C 5.00% 11/15/24	80,000	87,646
		5,520,699
Water & Sewer Revenue Bonds – 4.20%
New York City Municipal Water Finance Authority Water &
Sewer System Revenue
Fiscal 2009 Series A 5.75% 6/15/40	200,000	220,678
Series FF 5.50% 6/15/40	250,000	266,035
(Second General Resolution)
Fiscal 2012 Series BB 5.25% 6/15/44	500,000	513,140
Series HH 5.00% 6/15/32	500,000	515,580
New York State Environmental Facilities Revenue
Clean Water & Drinking
Revolving Funds
5.00% 6/15/30	500,000	528,360
5.00% 6/15/31	550,000	577,456
Series E 5.00% 5/15/20	600,000	702,264
		3,323,513
Total Municipal Bonds (cost $78,376,898)		75,869,904

Total Value of Securities – 95.91%
(cost $78,376,898)		75,869,904
Receivables and Other Assets
Net of Liabilities – 4.09%		3,236,131
Net Assets – 100.00%		$79,106,035

•	Variable rate security. The rate shown is the rate as of Aug. 31, 2013. Interest rates reset periodically.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 8 in “Notes to financial statements.”
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.

Schedules of investments
Delaware Tax-Free New York Fund

Summary of abbreviations:
AGM — Insured by Assured Guaranty Municipal Corporation
AMBAC — Insured by AMBAC Assurance Corporation
AMT — Subject to Alternative Minimum Tax
FHA — Federal Housing Administration
LOC — Letter of Credit
NATL-RE — Insured by National Public Finance Guarantee Corporation

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities

August 31, 2013

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Arizona Fund	California Fund	Colorado Fund
Assets:
Investments, at value	$88,518,779	$101,610,522	$199,208,720
Short-term investments, at value	230,000	500,000	1,415,000
Cash	—	698,353	—
Interest receivable	1,010,846	1,476,654	2,629,020
Receivable for securities sold	1,004,885	63,441	1,593,386
Receivable for fund shares sold	—	181,876	12,321
Total assets	90,764,510	104,530,846	204,858,447

Liabilities:
Bank overdraft	80,036	—	265,960
Income distributions payable	92,014	96,855	192,288
Payable for fund shares redeemed	17,679	329,997	106,491
Investment management fees payable	27,752	32,209	76,398
Distribution fees payable	23,996	34,887	54,142
Trustees’ fees payable	560	659	1,319
Other affiliates payable	2,578	4,712	5,948
Other accrued expenses	38,663	58,727	41,816
Total liabilities	283,278	558,046	744,362

Total Net Assets	$90,481,232	$103,972,800	$204,114,085

Net Assets Consist of:
Paid-in capital	$93,074,170	$106,833,311	$210,661,767
Undistributed net investment income	25,309	18,763	352,558
Undistributed (accumulated)
net realized gain (loss) on investments	315,952	(400,256)	(2,758,721)
Net unrealized depreciation of investments	(2,934,199)	(2,479,018)	(4,141,519)
Total Net Assets	$90,481,232	$103,972,800	$204,114,085

Investments, at cost	$91,452,978	$104,089,540	$203,350,239
Short-term investments, at cost	230,000	500,000	1,415,000

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Arizona Fund	California Fund	Colorado Fund
Net Asset Value

Class A
Net assets	$83,895,871	$85,268,527	$190,311,449
Shares of beneficial interest outstanding,
unlimited authorization, no par	7,848,622	7,678,169	18,145,405
Net asset value per share	$10.69	$11.11	$10.49
Offering price per share, equal to net asset
value per share/(1 – 4.50%)	$11.19	$11.63	$10.98

Class B
Net assets	$103,521	$456,236	$14,652
Shares of beneficial interest outstanding,
unlimited authorization, no par	9,677	40,911	1,395
Net asset value and offering price per share	$10.70	$11.15	$10.50

Class C
Net assets	$6,481,840	$18,248,037	$13,787,984
Shares of beneficial interest outstanding,
unlimited authorization, no par	604,769	1,640,428	1,311,063
Net asset value and offering price per share	$10.72	$11.12	$10.52

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities

	Delaware Tax-Free	Delaware Tax-Free
	Idaho Fund	New York Fund
Assets:
Investments, at value	$115,835,714	$75,869,904
Short-term investments, at value	1,548,201	—
Cash	—	2,604,961
Interest receivable	1,839,613	932,186
Receivable for securities sold	2,763,854	9,988
Receivable for fund shares sold	1,000	27,885
Total assets	121,988,382	79,444,924

Liabilities:
Bank overdraft	299,450	—
Income distributions payable	104,256	61,146
Payable for fund shares redeemed	374,480	169,107
Investment management fees payable	45,703	14,151
Distribution fees payable	49,979	30,775
Trustees’ fees payable	788	483
Other affiliates payable	3,696	3,542
Other accrued expenses	39,265	59,685
Total liabilities	917,617	338,889

Total Net Assets	$121,070,765	$79,106,035

Net Assets Consist of:
Paid-in capital	$125,631,160	81,807,731
Distributions in excess of net investment income	(16,644)	(651)
Accumulated net realized loss on investments	(1,405,901)	(194,051)
Net unrealized depreciation of investments	(3,137,850)	(2,506,994)
Total Net Assets	$121,070,765	$79,106,035

Investments, at cost	$118,973,564	$78,376,898
Short-term investments, at cost	1,548,201	—

	Delaware Tax-Free	Delaware Tax-Free
	Idaho Fund	New York Fund
Net Asset Value

Class A
Net assets	$87,537,356	$57,815,750
Shares of beneficial interest outstanding,
unlimited authorization, no par	7,968,552	5,470,215
Net asset value per share	$10.99	$10.57
Offering price per share, equal to net asset
value per share/(1 – 4.50%)	$11.51	$11.07

Class B
Net assets	$297,577	$137,789
Shares of beneficial interest outstanding,
unlimited authorization, no par	27,135	13,065
Net asset value and offering price per share	$10.97	$10.55

Class C
Net assets	$33,235,832	$21,152,496
Shares of beneficial interest outstanding,
unlimited authorization, no par	3,027,721	2,006,187
Net asset value and offering price per share	$10.98	$10.54

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Year Ended August 31, 2013

	Delaware Tax-Free	Delaware Tax-Free	Delaware Tax-Free
	Arizona Fund	California Fund	Colorado Fund
Investment Income:
Interest	$4,957,618	$5,546,578	$10,764,533

Expenses:
Management fees	531,155	687,150	1,334,635
Distribution expenses – Class A	243,212	257,557	565,332
Distribution expenses – Class B	1,796	7,053	701
Distribution expenses – Class C	71,834	208,058	156,401
Dividend disbursing and transfer agent
fees and expenses	66,529	84,129	160,053
Accounting and administration expenses	41,207	48,461	94,127
Audit and tax	38,494	39,510	38,714
Registration fees	15,942	10,344	12,824
Reports and statements to shareholders	11,768	12,147	20,365
Pricing fees	9,485	13,537	14,037
Legal fees	9,260	10,888	21,286
Trustees’ fees	5,125	5,989	11,478
Insurance	1,982	1,972	4,485
Dues and services	1,929	1,407	2,503
Custodian fees	1,813	3,076	5,444
Consulting fees	992	1,203	2,290
Trustees’ expenses	382	438	867
	1,052,905	1,392,919	2,445,542
Less fees waived	(108,313)	(207,277)	(289,116)
Less waived distribution expenses – Class B	(572)	(2,167)	(126)
Less expense paid indirectly	(51)	(37)	(116)
Total operating expenses	943,969	1,183,438	2,156,184
Net Investment Income	4,013,649	4,363,140	8,608,349

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	506,262	(49,471)	(1,120,803)
Net change in unrealized appreciation
(depreciation) of investments	(11,342,703)	(11,490,872)	(22,951,343)
Net Realized and Unrealized Loss	(10,836,441)	(11,540,343)	(24,072,146)

Net Decrease in Net Assets
Resulting from Operations	$(6,822,792)	$(7,177,203)	$(15,463,797)

See accompanying notes, which are an integral part of the financial statements.

	Delaware Tax-Free	Delaware Tax-Free
	Idaho Fund	New York Fund
Investment Income:
Interest	$6,803,126	$3,601,901

Expenses:
Management fees	852,511	491,495
Distribution expenses – Class A	285,360	163,356
Distribution expenses – Class B	4,092	1,956
Distribution expenses – Class C	405,870	230,691
Dividend disbursing and transfer agent
fees and expenses	104,195	70,439
Accounting and administration expenses	60,126	34,660
Audit and tax	39,173	39,343
Legal fees	14,129	7,529
Reports and statements to shareholders	14,085	10,155
Pricing fees	11,593	17,310
Registration fees	10,520	16,718
Trustees’ fees	7,379	4,337
Custodian fees	3,331	1,889
Insurance	2,843	1,272
Dues and services	1,560	1,428
Consulting fees	1,468	834
Trustees’ expenses	561	304
	1,818,796	1,093,716
Less fees waived	(145,224)	(206,010)
Less waived distribution expenses – Class B	—	(656)
Less expense paid indirectly	(85)	(30)
Total operating expenses	1,673,487	887,020
Net Investment Income	5,129,639	2,714,881

Net Realized and Unrealized Loss:
Net realized loss on investments	(263,420)	(212,947)
Net change in unrealized appreciation
(depreciation) of investments	(15,278,142)	(8,805,762)
Net Realized and Unrealized Loss	(15,541,562)	(9,018,709)

Net Decrease in Net Assets
Resulting from Operations	$(10,411,923)	$(6,303,828)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free Arizona Fund

	Year Ended
	8/31/13	8/31/12
Increase (Decrease) in Net Assets from Operations:
Net investment income	$4,013,649	$4,096,738
Net realized gain	506,262	1,052,973
Net change in unrealized appreciation (depreciation)	(11,342,703)	5,070,394
Net increase (decrease) in net assets resulting
from operations	(6,822,792)	10,220,105

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(3,775,830)	(3,838,812)
Class B	(6,076)	(15,982)
Class C	(220,080)	(216,639)

Net realized gain:
Class A	(976,137)	(25,133)
Class B	(2,084)	(172)
Class C	(69,528)	(1,765)
	(5,049,735)	(4,098,503)
Capital Share Transactions:
Proceeds from shares sold:
Class A	6,166,177	5,094,394
Class C	1,155,077	840,858

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	3,708,854	2,768,726
Class B	7,855	14,153
Class C	238,865	177,549
	11,276,828	8,895,680

	Year Ended
	8/31/13	8/31/12
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(14,895,352)	$(9,093,206)
Class B	(111,244)	(574,575)
Class C	(1,201,863)	(1,109,478)
	(16,208,459)	(10,777,259)
Decrease in net assets derived from
capital share transactions	(4,931,631)	(1,881,579)
Net Increase (Decrease) in Net Assets	(16,804,158)	4,240,023

Net Assets:
Beginning of year	107,285,390	103,045,367
End of year	$90,481,232	$107,285,390

Undistributed net investment income	$25,309	$25,309

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free California Fund

	Year Ended
	8/31/13	8/31/12
Increase (Decrease) in Net Assets from Operations:
Net investment income	$4,363,140	$3,796,238
Net realized gain (loss)	(49,471)	845,787
Net change in unrealized appreciation (depreciation)	(11,490,872)	7,598,268
Net increase (decrease) in net assets resulting
from operations	(7,177,203)	12,240,293

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(3,739,575)	(3,189,609)
Class B	(22,335)	(32,159)
Class C	(595,354)	(563,689)
	(4,357,264)	(3,785,457)

Capital Share Transactions:
Proceeds from shares sold:
Class A	23,311,641	34,582,426
Class B	204	30,390
Class C	6,342,070	4,936,706

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	3,134,159	2,265,497
Class B	18,811	22,982
Class C	500,813	454,958
	33,307,698	42,292,959

	Year Ended
	8/31/13	8/31/12
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(29,518,188)	$(12,958,552)
Class B	(421,462)	(539,530)
Class C	(5,416,705)	(2,910,386)
	(35,356,355)	(16,408,468)
Increase (decrease) in net assets derived from
capital share transactions	(2,048,657)	25,884,491
Net Increase (Decrease) in Net Assets	(13,583,124)	34,339,327

Net Assets:
Beginning of year	117,555,924	83,216,597
End of year	$103,972,800	$117,555,924

Undistributed net investment income	$18,763	$18,763

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free Colorado Fund

	Year Ended
	8/31/13	8/31/12
Increase (Decrease) in Net Assets from Operations:
Net investment income	$8,608,349	$9,206,125
Net realized gain (loss)	(1,120,803)	2,424,292
Net change in unrealized appreciation (depreciation)	(22,951,343)	13,431,285
Net increase (decrease) in net assets resulting
from operations	(15,463,797)	25,061,702

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(8,172,705)	(8,749,124)
Class B	(2,123)	(10,110)
Class C	(445,050)	(425,246)
	(8,619,878)	(9,184,480)

Capital Share Transactions:
Proceeds from shares sold:
Class A	15,189,121	10,143,467
Class B	—	12
Class C	3,693,552	1,744,888

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	6,438,351	6,567,239
Class B	1,894	5,937
Class C	392,636	360,117
	25,715,554	18,821,660

	Year Ended
	8/31/13	8/31/12
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(39,656,800)	$(17,038,942)
Class B	(156,936)	(463,156)
Class C	(2,946,532)	(1,967,053)
	(42,760,268)	(19,469,151)
Decrease in net assets derived from
capital share transactions	(17,044,714)	(647,491)
Net Increase (Decrease) in Net Assets	(41,128,389)	15,229,731

Net Assets:
Beginning of year	245,242,474	230,012,743
End of year	$204,114,085	$245,242,474

Undistributed net investment income	$352,558	$352,562

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free Idaho Fund

	Year Ended
	8/31/13	8/31/12
Increase (Decrease) in Net Assets from Operations:
Net investment income	$5,129,639	$5,103,331
Net realized loss	(263,420)	(134,746)
Net change in unrealized appreciation (depreciation)	(15,278,142)	6,365,479
Net increase (decrease) in net assets resulting
from operations	(10,411,923)	11,334,064

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(4,005,284)	(3,979,888)
Class B	(11,315)	(18,318)
Class C	(1,119,053)	(1,087,724)
	(5,135,652)	(5,085,930)

Capital Share Transactions:
Proceeds from shares sold:
Class A	14,828,230	27,230,993
Class B	33	133
Class C	6,807,031	9,308,402

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	3,077,403	2,829,553
Class B	11,180	16,152
Class C	1,011,370	937,685
	25,735,247	40,322,918

	Year Ended
	8/31/13	8/31/12
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(38,066,213)	$(14,499,061)
Class B	(258,729)	(374,954)
Class C	(11,137,179)	(6,882,006)
	(49,462,121)	(21,756,021)
Increase (decrease) in net assets derived from
capital share transactions	(23,726,874)	18,566,897
Net Increase (Decrease) in Net Assets	(39,274,449)	24,815,031

Net Assets:
Beginning of year	160,345,214	135,530,183
End of year	$121,070,765	$160,345,214

Distributions in excess of net investment income	$(16,644)	$(16,644)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Tax-Free New York Fund

	Year Ended
	8/31/13	8/31/12
Increase (Decrease) in Net Assets from Operations:
Net investment income	$2,714,881	$2,233,962
Net realized gain (loss)	(212,947)	621,955
Net change in unrealized appreciation (depreciation)	(8,805,762)	4,168,664
Net increase (decrease) in net assets resulting
from operations	(6,303,828)	7,024,581

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(2,130,614)	(1,681,430)
Class B	(5,571)	(13,909)
Class C	(573,106)	(520,282)

Net realized gain:
Class A	(99,909)	—
Class B	(329)	—
Class C	(35,053)	—
	(2,844,582)	(2,215,621)

Capital Share Transactions:
Proceeds from shares sold:
Class A	37,913,159	18,938,318
Class B	264	37,194
Class C	9,149,620	6,044,733

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	1,947,901	1,394,783
Class B	4,591	10,269
Class C	462,396	397,016
	49,477,931	26,822,313

	Year Ended
	8/31/13	8/31/12
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(28,761,447)	$(7,361,248)
Class B	(167,487)	(240,795)
Class C	(6,592,503)	(1,493,916)
	(35,521,437)	(9,095,959)
Increase in net assets derived from
capital share transactions	13,956,494	17,726,354
Net Increase in Net Assets	4,808,084	22,535,314

Net Assets:
Beginning of year	74,297,951	51,762,637
End of year	$79,106,035	$74,297,951

Undistributed (distributions in excess of)
net investment income	$(651)	$7,099

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Tax-Free Arizona Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$12.010	$11.340	$11.760	$11.090	$10.930

0.450	0.460	0.445	0.447	0.431
(1.206)	0.670	(0.394)	0.668	0.158
(0.756)	1.130	0.051	1.115	0.589

(0.448)	(0.457)	(0.444)	(0.445)	(0.429)
(0.116)	(0.003)	(0.027)	—	—
(0.564)	(0.460)	(0.471)	(0.445)	(0.429)

$10.690	$12.010	$11.340	$11.760	$11.090

(6.62% )	10.15%	0.57%	10.27%	5.64%

$83,896	$99,953	$95,487	$108,214	$113,689
0.84%	0.84%	0.87%	0.86%	0.75%

0.94%	0.90%	0.93%	0.92%	0.91%
3.83%	3.94%	3.98%	3.94%	4.07%

3.73%	3.88%	3.92%	3.88%	3.91%
18%	34%	32%	15%	27%

Financial highlights
Delaware Tax-Free Arizona Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$12.020	$11.340	$11.760	$11.100	$10.940

0.400	0.373	0.361	0.362	0.352
(1.205)	0.680	(0.394)	0.658	0.158
(0.805)	1.053	(0.033)	1.020	0.510

(0.399)	(0.370)	(0.360)	(0.360)	(0.350)
(0.116)	(0.003)	(0.027)	—	—
(0.515)	(0.373)	(0.387)	(0.360)	(0.350)

$10.700	$12.020	$11.340	$11.760	$11.100

(6.99% )	9.42%	(0.18% )	9.35%	4.85%

$103	$224	$757	$2,917	$6,509
1.27%	1.59%	1.62%	1.61%	1.50%

1.69%	1.65%	1.68%	1.67%	1.66%
3.40%	3.19%	3.23%	3.19%	3.32%

2.98%	3.13%	3.17%	3.13%	3.16%
18%	34%	32%	15%	27%

Financial highlights
Delaware Tax-Free Arizona Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$12.040	$11.370	$11.790	$11.120	$10.960

0.362	0.373	0.362	0.363	0.352
(1.205)	0.670	(0.394)	0.668	0.158
(0.843)	1.043	(0.032)	1.031	0.510

(0.361)	(0.370)	(0.361)	(0.361)	(0.350)
(0.116)	(0.003)	(0.027)	—	—
(0.477)	(0.373)	(0.388)	(0.361)	(0.350)

$10.720	$12.040	$11.370	$11.790	$11.120

(7.30% )	9.31%	(0.17% )	9.43%	4.84%

$6,482	$7,108	$6,801	$7,995	$7,257
1.59%	1.59%	1.62%	1.61%	1.50%

1.69%	1.65%	1.68%	1.67%	1.66%
3.08%	3.19%	3.23%	3.19%	3.32%

2.98%	3.13%	3.17%	3.13%	3.16%
18%	34%	32%	15%	27%

Financial highlights
Delaware Tax-Free California Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$12.210	$11.170	$11.570	$10.620	$10.800

0.439	0.484	0.476	0.497	0.448
(1.100)	1.039	(0.401)	0.950	(0.182)
(0.661)	1.523	0.075	1.447	0.266

(0.439)	(0.483)	(0.475)	(0.497)	(0.446)
(0.439)	(0.483)	(0.475)	(0.497)	(0.446)

$11.110	$12.210	$11.170	$11.570	$10.620

(5.63% )	13.90%	0.83%	13.92%	2.74%

$85,269	$97,821	$67,047	$72,902	$61,132
0.82%	0.82%	0.82%	0.82%	0.88%

0.99%	0.97%	0.98%	0.98%	0.97%
3.62%	4.10%	4.36%	4.48%	4.42%

3.45%	3.95%	4.20%	4.32%	4.33%
38%	32%	44%	35%	59%

Financial highlights
Delaware Tax-Free California Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$12.260	$11.210	$11.610	$10.670	$10.840

0.390	0.398	0.395	0.416	0.373
(1.110)	1.049	(0.401)	0.940	(0.172)
(0.720)	1.447	(0.006)	1.356	0.201

(0.390)	(0.397)	(0.394)	(0.416)	(0.371)
(0.390)	(0.397)	(0.394)	(0.416)	(0.371)

$11.150	$12.260	$11.210	$11.610	$10.670

(6.07% )	13.10%	0.09%	12.93%	2.07%

$456	$905	$1,307	$3,254	$4,938
1.26%	1.57%	1.57%	1.57%	1.63%

1.74%	1.72%	1.73%	1.73%	1.72%
3.18%	3.35%	3.61%	3.73%	3.67%

2.70%	3.20%	3.45%	3.57%	3.58%
38%	32%	44%	35%	59%

Financial highlights
Delaware Tax-Free California Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$12.230	$11.180	$11.590	$10.640	$10.810

0.349	0.397	0.394	0.415	0.373
(1.110)	1.049	(0.411)	0.950	(0.172)
(0.761)	1.446	(0.017)	1.365	0.201

(0.349)	(0.396)	(0.393)	(0.415)	(0.371)
(0.349)	(0.396)	(0.393)	(0.415)	(0.371)

$11.120	$12.230	$11.180	$11.590	$10.640

(6.41% )	13.13%	(0.01% )	13.06%	2.07%

$18,248	$18,830	$14,863	$15,526	$13,530
1.57%	1.57%	1.57%	1.57%	1.63%

1.74%	1.72%	1.73%	1.73%	1.72%
2.87%	3.35%	3.61%	3.73%	3.67%

2.70%	3.20%	3.45%	3.57%	3.58%
38%	32%	44%	35%	59%

Financial highlights
Delaware Tax-Free Colorado Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$11.640	$10.880	$11.260	$10.600	$10.640

0.412	0.444	0.460	0.455	0.452
(1.149)	0.758	(0.397)	0.661	(0.041)
(0.737)	1.202	0.063	1.116	0.411

(0.413)	(0.442)	(0.443)	(0.456)	(0.451)
(0.413)	(0.442)	(0.443)	(0.456)	(0.451)

$10.490	$11.640	$10.880	$11.260	$10.600

(6.56% )	11.23%	0.71%	10.74%	4.11%

$190,311	$230,787	$216,151	$237,545	$226,393
0.84%	0.84%	0.88%	0.93%	0.90%

0.96%	0.93%	0.95%	0.95%	0.95%
3.60%	3.91%	4.30%	4.16%	4.43%

3.48%	3.82%	4.23%	4.14%	4.38%
21%	24%	26%	17%	27%

Financial highlights
Delaware Tax-Free Colorado Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or the distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$11.650	$10.890	$11.270	$10.610	$10.640

0.364	0.360	0.380	0.373	0.375
(1.149)	0.758	(0.397)	0.661	(0.031)
(0.785)	1.118	(0.017)	1.034	0.344

(0.365)	(0.358)	(0.363)	(0.374)	(0.374)
(0.365)	(0.358)	(0.363)	(0.374)	(0.374)

$10.500	$11.650	$10.890	$11.270	$10.610

(6.93% )	10.41%	(0.04% )	9.91%	3.43%

$15	$173	$609	$1,429	$2,693
1.41%	1.59%	1.63%	1.68%	1.65%

1.71%	1.68%	1.70%	1.70%	1.70%
3.03%	3.16%	3.55%	3.41%	3.68%

2.73%	3.07%	3.48%	3.39%	3.63%
21%	24%	26%	17%	27%

Financial highlights
Delaware Tax-Free Colorado Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$11.670	$10.910	$11.290	$10.630	$10.660

0.327	0.360	0.381	0.374	0.375
(1.149)	0.758	(0.397)	0.661	(0.031)
(0.822)	1.118	(0.016)	1.035	0.344

(0.328)	(0.358)	(0.364)	(0.375)	(0.374)
(0.328)	(0.358)	(0.364)	(0.375)	(0.374)

$10.520	$11.670	$10.910	$11.290	$10.630

(7.23% )	10.39%	(0.03% )	9.90%	3.43%

$13,788	$14,282	$13,253	$15,155	$11,542
1.59%	1.59%	1.63%	1.68%	1.65%

1.71%	1.68%	1.70%	1.70%	1.70%
2.85%	3.16%	3.55%	3.41%	3.68%

2.73%	3.07%	3.48%	3.39%	3.63%
21%	24%	26%	17%	27%

Financial highlights
Delaware Tax-Free Idaho Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$12.240	$11.730	$12.120	$11.490	$11.260

0.419	0.438	0.438	0.431	0.436
(1.250)	0.509	(0.385)	0.633	0.228
(0.831)	0.947	0.053	1.064	0.664

(0.419)	(0.437)	(0.436)	(0.434)	(0.434)
—	—	(0.007)	—	—
(0.419)	(0.437)	(0.443)	(0.434)	(0.434)

$10.990	$12.240	$11.730	$12.120	$11.490

(6.99% )	8.21%	0.56%	9.44%	6.12%

$87,537	$119,025	$98,821	$104,287	$86,445
0.88%	0.88%	0.90%	0.94%	0.88%

0.97%	0.94%	0.96%	0.96%	0.96%
3.51%	3.65%	3.78%	3.66%	3.94%

3.42%	3.59%	3.72%	3.64%	3.86%
17%	17%	32%	7%	10%

Financial highlights
Delaware Tax-Free Idaho Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$12.220	$11.710	$12.100	$11.470	$11.240

0.329	0.348	0.350	0.343	0.353
(1.250)	0.509	(0.385)	0.633	0.228
(0.921)	0.857	(0.035)	0.976	0.581

(0.329)	(0.347)	(0.348)	(0.346)	(0.351)
—	—	(0.007)	—	—
(0.329)	(0.347)	(0.355)	(0.346)	(0.351)

$10.970	$12.220	$11.710	$12.100	$11.470

(7.71% )	7.41%	(0.19% )	8.64%	5.34%

$298	$582	$912	$2,450	$3,359
1.63%	1.63%	1.65%	1.69%	1.63%

1.72%	1.69%	1.71%	1.71%	1.71%
2.76%	2.90%	3.03%	2.91%	3.19%

2.67%	2.84%	2.97%	2.89%	3.11%
17%	17%	32%	7%	10%

Financial highlights
Delaware Tax-Free Idaho Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$12.230	$11.720	$12.110	$11.480	$11.250

0.329	0.348	0.351	0.342	0.353
(1.250)	0.509	(0.385)	0.633	0.228
(0.921)	0.857	(0.034)	0.975	0.581

(0.329)	(0.347)	(0.349)	(0.345)	(0.351)
—	—	(0.007)	—	—
(0.329)	(0.347)	(0.356)	(0.345)	(0.351)

$10.980	$12.230	$11.720	$12.110	$11.480

(7.70% )	7.41%	(0.20% )	8.63%	5.34%

$33,236	$40,738	$35,797	$35,591	$19,176
1.63%	1.63%	1.65%	1.69%	1.63%

1.72%	1.69%	1.71%	1.71%	1.71%
2.76%	2.90%	3.03%	2.91%	3.19%

2.67%	2.84%	2.97%	2.89%	3.11%
17%	17%	32%	7%	10%

Financial highlights
Delaware Tax-Free New York Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$11.670	$10.800	$11.150	$10.450	$10.300

0.374	0.426	0.406	0.429	0.409
(1.080)	0.867	(0.351)	0.700	0.148
(0.706)	1.293	0.055	1.129	0.557

(0.375)	(0.423)	(0.405)	(0.429)	(0.407)
(0.019)	—	—	—	—
(0.394)	(0.423)	(0.405)	(0.429)	(0.407)

$10.570	$11.670	$10.800	$11.150	$10.450

(6.27% )	12.18%	0.63%	11.02%	5.65%

$57,816	$53,456	$37,051	$37,716	$22,780
0.80%	0.80%	0.80%	0.80%	0.85%

1.03%	1.01%	1.05%	1.07%	1.10%
3.23%	3.77%	3.82%	3.94%	4.10%

3.00%	3.56%	3.57%	3.67%	3.85%
33%	28%	54%	15%	36%

Financial highlights
Delaware Tax-Free New York Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or the distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$11.650	$10.780	$11.120	$10.420	$10.270

0.325	0.341	0.326	0.347	0.334
(1.080)	0.867	(0.341)	0.700	0.148
(0.755)	1.208	(0.015)	1.047	0.482

(0.326)	(0.338)	(0.325)	(0.347)	(0.332)
(0.019)	—	—	—	—
(0.345)	(0.338)	(0.325)	(0.347)	(0.332)

$10.550	$11.650	$10.780	$11.120	$10.420

(6.67% )	11.36%	(0.04% )	10.21%	4.88%

$138	$318	$477	$736	$1,018
1.22%	1.55%	1.55%	1.55%	1.60%

1.78%	1.76%	1.80%	1.82%	1.85%
2.81%	3.02%	3.07%	3.19%	3.35%

2.25%	2.81%	2.82%	2.92%	3.10%
33%	28%	54%	15%	36%

Financial highlights
Delaware Tax-Free New York Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[1]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

1 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year Ended
8/31/13	8/31/12	8/31/11	8/31/10	8/31/09
$11.640	$10.780	$11.120	$10.420	$10.270

0.286	0.340	0.326	0.346	0.333
(1.080)	0.857	(0.341)	0.700	0.148
(0.794)	1.197	(0.015)	1.046	0.481

(0.287)	(0.337)	(0.325)	(0.346)	(0.331)
(0.019)	—	—	—	—
(0.306)	(0.337)	(0.325)	(0.346)	(0.331)

$10.540	$11.640	$10.780	$11.120	$10.420

(7.00% )	11.26%	(0.04% )	10.20%	4.88%

$21,152	$20,524	$14,235	$13,462	$5,651
1.55%	1.55%	1.55%	1.55%	1.60%

1.78%	1.76%	1.80%	1.82%	1.85%
2.48%	3.02%	3.07%	3.19%	3.35%

2.25%	2.81%	2.82%	2.92%	3.10%
33%	28%	54%	15%	36%

Notes to financial statements
Delaware Investments® state tax-free funds	August 31, 2013

Voyageur Mutual Funds is organized as a Delaware statutory trust and offers five series: Delaware Minnesota High-Yield Municipal Bond Fund, Delaware National High-Yield Municipal Bond Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund. Voyageur Mutual Funds II is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Colorado Fund. Voyageur Insured Funds is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Arizona Fund. Voyageur Mutual Funds, Voyageur Mutual Funds II, and Voyageur Insured Funds are each individually referred to as a Trust and collectively as the Trusts. These financial statements and related notes pertain to Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund, and Delaware Tax-Free New York Fund (each referred to as a Fund, or collectively, as the Funds). The above Trusts are open-end investment companies. The Funds are considered diversified under the Investment Company Act of 1940, as amended, and offer Class A, Class B, and Class C shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1.00% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4.00% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1.00%, if redeemed during the first twelve months.

The investment objective of each Fund is to seek as high a level of current income exempt from federal income tax and from personal income tax in its respective state, as is consistent with preservation of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Funds.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset values. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of each Fund’s Board of Trustees (each, a Board, or collectively, the Boards). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken for all open federal income tax years (Aug. 31, 2010–Aug. 31, 2013), and has concluded that no provision for federal income tax is required in each Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to each Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Each Fund declares dividends daily from net investment income and pay the dividends monthly and declare and pay distributions from net realized gain on investments, if any, annually. Each Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended Aug. 31, 2013.

Each Fund receives earnings credits from their transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. If the amount earned is greater than one dollar, the expense paid under this arrangement is included in dividend disbursing and transfer

Notes to financial statements
Delaware Investments® state tax-free funds

1. Significant Accounting Policies (continued)

agent fees and expenses and appears on the statements of operations with the corresponding expense offset shown as “expense paid indirectly.” For the year ended Aug. 31, 2013, each Fund earned the following amounts under this agreement:

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund
$51	$37	$116	$85	$30

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, each Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee, which is calculated based on each Fund’s average daily net assets as follows:

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund
On the first $500 million	0.500%	0.550%	0.550%	0.550%	0.550%
On the next $500 million	0.475%	0.500%	0.500%	0.500%	0.500%
On the next $1.5 billion	0.450%	0.450%	0.450%	0.450%	0.450%
In excess of $2.5 billion	0.425%	0.425%	0.425%	0.425%	0.425%

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse each Fund to the extent necessary to ensure that total annual fund operating expenses (excluding any 12b-1 fees, taxes, interest, inverse floater program expenses, short sale and dividend interest expenses, brokerage fees, certain insurance costs, acquired fund fees and expenses, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) do not exceed the following percentages of each Fund’s average daily net assets from Dec. 28, 2012 through Dec. 27, 2013. The contractual waivers did not change from prior fiscal year end. For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Boards and DMC. These waivers and reimbursements apply only to expenses paid directly by the Funds and may only be terminated by agreement of DMC and the Funds.

	Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund
Operating expense limitation as a percentage of average daily net assets (per annum)	0.59%	0.57%	0.59%	0.63%	0.55%

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to each Fund. For these services, the Funds pay DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the year ended Aug. 31, 2013, each Fund was charged for these services as follows:

Delaware	Delaware	Delaware	Delaware	Delaware
Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
$5,153	$6,060	$11,771	$7,519	$4,334

DSC is also the transfer agent and dividend disbursing agent of each Fund. Each Fund pays DSC a monthly asset-based fee for these services. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are passed on to and paid directly by each Fund.

Pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.25% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and Class C shares. DDLP has contracted to waive distribution and service fees of Class B shares to 0.25% of average daily net assets from March 1, 2013 through Feb. 28, 2014 for Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, and Delaware Tax-Free New York Fund.

As provided in the investment management agreement, each Fund bears the cost of certain legal services, including internal legal services provided to each Fund by DMC and/or its affiliates’ employees. For the year ended Aug. 31, 2013, each Fund was charged for internal legal services provided by DMC and/or its affiliates’ employees as follows:

Delaware	Delaware	Delaware	Delaware	Delaware
Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
$3,143	$3,676	$7,815	$4,602	$2,643

For the year ended Aug. 31, 2013, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware	Delaware	Delaware	Delaware	Delaware
Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
$13,635	$16,439	$37,938	$27,029	$31,890

Notes to financial statements
Delaware Investments® state tax-free funds

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

For the year ended Aug. 31, 2013, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Class A	$0	$0	$0	$113	$0
Class B	0	4	0	667	0
Class C	0	96	1,535	3,015	454

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

3. Investments

For the year ended Aug. 31, 2013, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Purchases	$19,096,565	$46,379,509	$50,846,228	$25,706,417	$40,730,075
Sales	27,613,574	48,405,575	71,719,524	51,109,746	28,394,514

At Aug. 31, 2013, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for each Fund were as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Cost of
investments	$91,587,564	$104,570,740	$204,731,579	$120,503,955	$78,339,870
Aggregate
unrealized
appreciation	$1,955,127	$2,523,690	$5,959,820	$2,876,137	1,419,629
Aggregate
unrealized
depreciation	(4,793,912)	(4,983,908)	(10,067,679)	(5,996,177)	(3,889,595)
Net unrealized
depreciation	$(2,838,785)	$(2,460,218)	$(4,107,859)	$(3,120,040)	$(2,469,966)

U.S. GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including each Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

Notes to financial statements
Delaware Investments® state tax-free funds

3. Investments (continued)

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of Aug. 31, 2013:

Delaware Tax-Free Arizona Fund
Level 2
Municipal Bonds	$88,518,779
Short-Term Investment	230,000
Total	$88,748,779

Delaware Tax-Free California Fund
Level 2
Municipal Bonds	$101,610,522
Short-Term Investment	500,000
Total	$102,110,522

Delaware Tax-Free Colorado Fund
Level 2
Municipal Bonds	$199,208,720
Short-Term Investments	1,415,000
Total	$200,623,720

	Delaware Tax-Free Idaho Fund
	Level 1	Level 2	Total
Municipal Bonds	$—	$115,835,714	$115,835,714
Short-Term Investments[1]	628,201	920,000	1,548,201
Total	$628,201	$116,755,714	$117,383,915

Delaware Tax-Free New York Fund
Level 2
Municipal Bonds	$75,869,904

1 Security type is valued across multiple levels. The amounts attributed to Level 1 investments and Level 2 investments represent 40.58% and 59.42%, respectively, of the total market value of this security type. Level 1 investments represent exchange-traded investments while Level 2 investments represent matrix-priced investments.

During the year ended Aug. 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to each Fund. Each Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended Aug. 31, 2013 and 2012 was as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Year Ended 8/31/13
Tax-exempt income	$3,991,799	$4,352,980	$8,595,845	$5,120,760	$2,709,291
Ordinary income	10,187	4,284	24,033	14,892	—
Long-term capital gains	1,047,749	—	—	—	135,291
Total	$5,049,735	$4,357,264	$8,619,878	$5,135,652	$2,844,582

Year Ended 8/31/12
Tax-exempt income	$4,071,429	$3,785,457	$9,184,480	$5,085,903	$2,214,770
Ordinary income	4	—	—	27	851
Long-term capital gains	27,070	—	—	—	—
Total	$4,098,503	$3,785,457	$9,184,480	$5,085,930	$2,215,621

Notes to financial statements
Delaware Investments® state tax-free funds

5. Components of Net Assets on a Tax Basis

As of Aug. 31, 2013, the components of net assets on a tax basis were as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Shares of
beneficial
interest	$93,074,170	$106,833,311	$210,661,767	$125,631,160	$81,807,731
Undistributed
tax-exempt
Income	117,323	115,618	544,846	87,612	60,495
Undistributed
long-term
capital gains	220,538	—	—	—	—
Distributions
payable	(92,014)	(96,855)	(192,288)	(104,256)	(61,146)
Qualified late year
capital loss
deferral	—	—	(1,702,617)	—	(231,079)
Capital loss
carryforwards	—	(419,056)	(1,089,764)	(1,423,711)	—
Unrealized
depreciation	(2,838,785)	(2,460,218)	(4,107,859)	(3,120,040)	(2,469,966)
Net assets	$90,481,232	$103,972,800	$204,114,085	$121,070,765	$79,106,035

The differences between book basis and tax basis components of net assets are primarily attributable to tax treatment of market discount and premium on certain debt instruments and distributions payable.

Qualified late year losses represent losses realized on investment transactions from Nov. 1, 2012 through Aug. 31, 2013 that, in accordance with federal income tax regulations, Delaware Tax-Free Colorado Fund, and Delaware Tax-Free New York Fund have elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of market discount and premium on debt instruments. Results of operations and net assets were not affected by these reclassifications. For the year ended Aug. 31, 2013, the Funds recorded the following reclassifications:

	Delaware	Delaware	Delaware	Delaware	Delaware
	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
Undistributed
(distributions in excess of)
net investment income	$(11,663)	$(5,876)	$11,525	$6,013	$(13,340)
Undistributed (accumulated)
net realized gain (loss)	11,663	5,876	(11,525)	(6,013)	13,340

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. In 2013, the Funds utilized capital loss carryforwards as follows:

Delaware	Delaware	Delaware	Delaware	Delaware
Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
$—	$—	$581,559	$—	$—

Capital loss carryforwards remaining at Aug. 31, 2013 will expire as follows:

	Delaware	Delaware	Delaware	Delaware	Delaware
Year of	Tax-Free	Tax-Free	Tax-Free	Tax-Free	Tax-Free
Expiration	Arizona Fund	California Fund	Colorado Fund	Idaho Fund	New York Fund
2014	$—	$—	$1,045,586	$—	$—
2016	—	—	44,178	—	—
2019	—	369,988	—	—	—
Total	$—	$369,988	$1,089,764	$—	$—

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

Losses incurred that will be carried forward under the Act are as follows:

	Loss carryforward character
	Short-term	Long-term
Delaware Tax-Free California Fund	$49,068	$—
Delaware Tax-Free Idaho Fund	1,373,594	50,117

Notes to financial statements
Delaware Investments® state tax-free funds

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Free		Delaware Tax-Free		Delaware Tax-Free
	Arizona Fund		California Fund		Colorado Fund
	Year Ended		Year Ended		Year Ended
	8/31/13	8/31/12	8/31/13	8/31/12	8/31/13	8/31/12
Shares sold:
Class A	517,896	439,537	1,895,678	2,916,355	1,305,960	895,891
Class B	—	—	16	2,492	—	—
Class C	96,751	71,479	516,107	415,741	316,391	151,986

Shares issued upon reinvestment of dividends and distributions:
Class A	315,336	236,927	259,398	192,283	563,889	580,278
Class B	666	1,218	1,550	1,958	163	529
Class C	20,237	15,162	41,459	38,704	34,332	31,740
	950,886	764,323	2,714,208	3,567,533	2,220,735	1,660,424

Shares redeemed:
Class A	(1,305,688)	(779,149)	(2,489,223)	(1,100,987)	(3,551,561)	(1,507,938)
Class B	(9,677)	(49,279)	(34,491)	(47,147)	(13,625)	(41,596)
Class C	(102,359)	(94,840)	(456,844)	(243,641)	(263,315)	(174,363)
	(1,417,724)	(923,268)	(2,980,558)	(1,391,775)	(3,828,501)	(1,723,897)
Net increase
(decrease)	(466,838)	(158,945)	(266,350)	2,175,758	(1,607,766)	(63,473)

	Delaware Tax-Free		Delaware Tax-Free
	Idaho Fund		New York Fund
	Year Ended		Year Ended
	8/31/13	8/31/12	8/31/13	8/31/12
Shares sold:
Class A	1,228,035	2,264,249	3,276,521	1,677,664
Class B	3	11	23	3,300
Class C	562,814	773,648	784,042	538,503

Shares issued upon reinvestment of dividends and distributions:
Class A	258,086	235,429	169,367	123,671
Class B	935	1,347	400	917
Class C	84,954	78,088	40,325	35,307
	2,134,827	3,352,772	4,270,678	2,379,362

Shares redeemed:
Class A	(3,239,267)	(1,203,335)	(2,555,719)	(651,615)
Class B	(21,399)	(31,696)	(14,628)	(21,163)
Class C	(949,963)	(576,195)	(580,883)	(132,201)
	(4,210,629)	(1,811,226)	(3,151,230)	(804,979)
Net increase (decrease)	(2,075,802)	1,541,546	1,119,448	1,574,383

For the years ended Aug. 31, 2013 and 2012, the following shares and values were converted from Class B to Class A shares. The amounts are included in Class B redemptions and Class A subscriptions in the tables on the previous page and the statements of changes in net assets.

	Year Ended			Year Ended
	8/31/13			8/31/12
	Class B	Class A		Class B	Class A
	Shares	Shares	Value	Shares	Shares	Value
Delaware Tax-Free
Arizona Fund	2,470	2,475	$29,316	9,844	9,861	$115,358
Delaware Tax-Free
California Fund	14,747	14,809	179,698	25,311	25,461	290,956
Delaware Tax-Free
Colorado Fund	5,589	5,602	64,739	19,768	19,816	221,534
Delaware Tax-Free
Idaho Fund	2,674	2,674	32,278	11,453	11,457	135,471
Delaware Tax-Free
New York Fund	303	302	3,512	1,349	1,349	14,846

7. Line of Credit

Each Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 13, 2012.

On Nov. 13, 2012, each Fund, along with the other Participants, entered into an amendment to the agreement for a $125,000,000 revolving line of credit. The line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 12, 2013. The Funds had no amounts outstanding as of Aug. 31, 2013 or at any time during the year then ended.

8. Geographic, Credit, and Market Risks

The Funds concentrate their investments in securities issued by each corresponding state’s municipalities. The Funds invest primarily in a specific state and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in Puerto Rico, the U.S. Virgin Islands, and Guam whose bonds are also free of federal and individual state income taxes. The values of the Funds’ investments may be adversely affected by new legislation

Notes to financial statements
Delaware Investments® state tax-free funds

8. Geographic, Credit, and Market Risks (continued)

within the states, U.S. territories, regional or local economic conditions and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund. At Aug. 31, 2013, the percentages of each Fund’s net assets insured by bond insurers are listed below and these securities have been identified in the schedules of investments.

Delaware Tax-Free Arizona Fund	Delaware Tax-Free California Fund	Delaware Tax-Free Colorado Fund	Delaware Tax-Free Idaho Fund	Delaware Tax-Free New York Fund
11.51%	5.46%	23.27%	20.16%	3.78%

Each Fund invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Funds may invest in advance refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high-grade interest-bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s Investors Service, Standard & Poor’s, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Boards have delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedules of investments.

9. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed each Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events

Effective Oct. 1, 2013, DDLP has contracted to waive distribution and service fees of Delaware Tax-Free Idaho Fund’s Class B shares to 0.25% of average daily net assets through Sept. 30, 2014.

Management has determined that no other material events or transactions occurred subsequent to Aug. 31, 2013 that would require recognition or disclosure in the Funds’ financial statements.

Report of independent
registered public accounting firm

To the Board of Trustees of Voyageur Insured Funds, Voyageur Mutual Funds and Voyageur Mutual Funds II and the Shareholders of Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund, Delaware Tax-Free New York Fund and Delaware Tax-Free Colorado Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Delaware Tax-Free Arizona Fund (constituting Voyageur Insured Funds), Delaware Tax-Free California Fund, Delaware Tax-Free Idaho Fund and Delaware Tax-Free New York Fund (three of the series constituting Voyageur Mutual Funds) and Delaware Tax-Free Colorado Fund (constituting Voyageur Mutual Funds II) (hereafter collectively referred to as the “Funds”) at August 31, 2013, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2013 by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights for the year ended August 31, 2009 were audited by other independent accountants whose report dated October 19, 2009 expressed an unqualified opinion on those statements.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 18, 2013

Other Fund information
(Unaudited)
Delaware Investments® state tax-free funds

Tax Information
The information set forth below is for the Funds’ fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Funds. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All designations are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring designation, it is the intention of each Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended Aug. 31, 2013, each Fund designates distributions paid during the year as follows:

	(A)	(B)	(C)
	Long-Term Capital Gains Distributions (Tax Basis)	Ordinary Income Distributions (Tax Basis)	Tax- Exempt Income Distributions (Tax Basis)	Total Distributions (Tax Basis)
Delaware Tax-Free Arizona Fund	20.75%	0.20%	79.05%	100.00%
Delaware Tax-Free California Fund	—	0.10%	99.90%	100.00%
Delaware Tax-Free Colorado Fund	—	0.28%	99.72%	100.00%
Delaware Tax-Free Idaho Fund	—	0.29%	99.71%	100.00%
Delaware Tax-Free New York Fund	4.76%	—	95.24%	100.00%

(A), (B) and (C) are based on a percentage of each Fund’s total distributions.

Other Fund information
(Unaudited)
Delaware Investments® state tax-free funds

Board consideration of Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund and Delaware Tax-Free New York Fund investment advisory agreements

At a meeting held on August 20–22, 2013 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreements for Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund and Delaware Tax-Free New York Fund (each, a “Fund” and together, the “Funds”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Advisory Agreements with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Funds, the costs of such services to the Funds, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, reports were provided to the Trustees in May 2013 and included reports provided by Lipper, Inc., an independent statistical compilation organization (“Lipper”). The Lipper reports compared each Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Lipper reports with independent legal counsel to the Independent Trustees. The Board requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; the investment manager’s profitability; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of each Fund’s advisory agreement, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees. Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, Extent and Quality of Service. The Board considered the services provided by Delaware Investments to each Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Funds, compliance of portfolio managers with the investment policies, strategies and restrictions for the Funds, compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Funds’ investment advisor and the emphasis placed on research in the investment process. The Board recognized DMC’s recent receipt of several industry distinctions. The Board gave favorable consideration to DMC’s efforts to control expenditures while maintaining service levels committed to fund matters. The Board noted that in July 2011 Management implemented measures to reduce overall costs and improve transfer agent and shareholder servicing functions through outsourcing. The Board noted the benefits provided to Fund shareholders through each shareholder’s ability to exchange an investment in one Delaware Investments® fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the same Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board placed significant emphasis on the investment performance of the Funds in view of the importance of investment performance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Investment Committee meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for each Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for each Fund was shown for the past one-, three-, five- and ten-year periods ended March 31, 2013. The Board’s objective is that each Fund’s performance for the periods considered be at or above the median of its Performance Universe. The following paragraphs summarize the performance results for the Funds and the Board’s view of such performance.

Delaware Tax-Free Arizona Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional Arizona municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-, five- and ten-year periods was in the first quartile of its Performance Universe. The report further showed that the Fund’s total return for the three-year period was in the second quartile of its Performance Universe. The Board was satisfied with performance.

Delaware Tax-Free California Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional California municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-, three- five- and ten-year periods was in the first quartile of its Performance Universe. The Board was extremely satisfied with performance.

Other Fund information
(Unaudited)
Delaware Investments® state tax-free funds

Board consideration of Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund and Delaware Tax-Free New York Fund investment advisory agreements (continued)

Delaware Tax-Free Colorado Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional Colorado municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-year period was in the third quartile of its Performance Universe. The report further showed that the Fund’s total return for the three- and ten-year periods was in the second quartile of its Performance Universe and the Fund’s total return for the five-year period was in the first quartile of its Performance Universe. The Board was satisfied with performance.

Delaware Tax-Free Idaho Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional other state municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one- and three-year periods was in the fourth quartile of its Performance Universe. The report further showed that the Fund’s total return for the five- and ten-year periods was in the third quartile and second quartile, respectively, of its Performance Universe. The Board determined that the Fund’s performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered the numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking effective action to improve Fund performance and to meet the Board’s performance objective.

Delaware Tax-Free New York Fund — The Performance Universe for the Fund consisted of the Fund and all retail and institutional New York municipal debt funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-, three-, five- and ten-year periods was in the first quartile of its Performance Universe. The Board was extremely satisfied with performance.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Funds as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of each Fund versus effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, each Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. Each Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non 12b-1 service fees. The Board considered fees paid to Delaware Investments for non-management services. The Board’s objective is to limit each Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraphs summarize the expense results for the Funds and the Board’s view of such expenses.

Delaware Tax-Free Arizona Fund — The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second lowest expenses of its Expense Group and its total expenses were in the quartile with the second highest expenses of its Expense Group. The Board gave favorable consideration to the Fund’s management fee, but noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered fee waivers in place through December 2013 and various initiatives implemented by Management, such as the outsourcing of certain transfer agency services, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Delaware Tax-Free California Fund — The expense comparisons for the Fund showed that its actual management fee was in the quartile with the lowest expenses of its Expense Group and its total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Lipper report.

Delaware Tax-Free Colorado Fund — The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the second highest expenses of its Expense Group. The Board noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered fee waivers in place through December 2013 and various initiatives implemented by Management, such as the outsourcing of certain transfer agency services, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Delaware Tax-Free Idaho Fund — The expense comparisons for the Fund showed that its actual management fee was in the quartile with the highest expenses of its Expense Group and its total expenses were in the quartile with the second highest expenses of its Expense Group. The Board noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating the total expenses, the Board considered waivers in place through December 2013 and various initiatives implemented by Management, such as the outsourcing of certain transfer agency services, which had created an opportunity for a further reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and to bring it in line with the Board’s objective.

Delaware Tax-Free New York Fund — The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Lipper report.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Funds. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the

Other Fund information
(Unaudited)
Delaware Investments® state tax-free funds

Board consideration of Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund and Delaware Tax-Free New York Fund investment advisory agreements (continued)

individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflects recent operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as each Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under each Fund’s management contract fell within the standard structure. Although the Funds have not reached a size at which they can take advantage of breakpoints, the Board recognized that the fees were structured so that when the Funds grow, economies of scale may be shared.

Board of trustees/directors and officers addendum

Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustees
Patrick P. Coyne[1]	Chairman, President,	Chairman and Trustee
2005 Market Street	Chief Executive Officer,	since August 16, 2006
Philadelphia, PA 19103	and Trustee
April 1963		President and
Chief Executive Officer
since August 1, 2006

Independent Trustees
Thomas L. Bennett	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
October 1947
Joseph W. Chow	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
January 1953

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Anthony D. Knerr	Trustee	Since April 1990
2005 Market Street
Philadelphia, PA 19103
December 1938

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Patrick P. Coyne has served in	70	Director and Audit
various executive capacities		Committee Member
at different times at		Kaydon Corp.
Delaware Investments.[2]
		Board of Governors Member
		Investment Company
		Institute (ICI)

Private Investor	70	Director
(March 2004–Present)		Bryn Mawr Bank Corp. (BMTC)
		(2007–2011)

Executive Vice President	70	Director and Audit Committee
(Emerging Economies Strategies,		Member — Hercules
Risk and Corporate Administration)		Technology Growth
State Street Corporation		Capital, Inc.
(July 2004–March 2011)
President	70	Director — Hershey Trust
Drexel University
(August 2010–Present)		Director and Audit
		Committee Member
President		Community Health Systems
Franklin & Marshall College
(July 2002–July 2010)
Managing Director	70	None
AKA Strategy
(Strategic Consulting)
(1990–Present)

2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)
Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947
Frances A. Sevilla-Sacasa	Trustee	Since September 2011
2005 Market Street
Philadelphia, PA 19103
January 1956

Thomas K. Whitford	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
March 1956

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Private Investor	70	None
(2004–Present)

Chief Executive Officer —	70	Trust Manager and
Banco Itaú Europa		Audit Committee
International		Member — Camden
(April 2012–Present)		Property Trust

Executive Advisor to Dean
(August 2011–March 2012)
and Interim Dean
(January 2011–July 2011) —
University of Miami School of
Business Administration

President — U.S. Trust,
Bank of America Private
Wealth Management
(Private Banking)
(July 2007–December 2008)
Vice Chairman	70	None
(2010–April 2013)
Chief Administrative
Officer (2008–2010)
and Executive Vice
President and Chief
Administrative Officer
(2007–2009) —
PNC Financial
Services Group

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)
Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

J. Richard Zecher	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
July 1940

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Vice President and Treasurer	70	Director, Audit
(January 2006–July 2012)		Committee Member and
Vice President — Mergers & Acquisitions		Investment Committee
(January 2003–January 2006), and		Member
Vice President and Treasurer		Okabena Company
(July 1995–January 2003)
3M Corporation		Chair — 3M
Investment Management
Company
(2005–2012)
Founder	70	Director and Compensation
Investor Analytics		Committee Member
(Risk Management)		Investor Analytics
(May 1999–Present)
Director — P/E Investments
Founder
P/E Investments
(Hedge Fund)
(September 1996–Present)

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Officers
David F. Connor	Senior Vice President,	Senior Vice President,
2005 Market Street	Deputy General	Deputy General Counsel
Philadelphia, PA 19103	Counsel, and Secretary	since May 2013;
December 1963		Vice President, Deputy
General Counsel
September 2000–
May 2013; Secretary since
October 2005
Daniel V. Geatens	Vice President	Treasurer
2005 Market Street	and Treasurer	since October 2007
Philadelphia, PA 19103
October 1972
David P. O’Connor	Executive Vice President,	Executive Vice President
2005 Market Street	General Counsel	since February 2012;
Philadelphia, PA 19103	and Chief Legal Officer	Senior Vice President
February 1966		October 2005–
February 2012;
General Counsel and
Chief Legal Officer
since October 2005
Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

David F. Connor has served as	70	None[3]
Deputy General Counsel of
Delaware Investments
since 2000.

Daniel V. Geatens has served	70	None[3]
in various capacities at
different times at
Delaware Investments.
David P. O’Connor has served in	70	None[3]
various executive and legal
capacities at different times
at Delaware Investments.

Richard Salus has served in	70	None[3]
various executive capacities
at different times at
Delaware Investments.

3 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

About the organization

Board of trustees
Patrick P. Coyne Chairman, President, and Chief Executive Officer Delaware Investments® Family of Funds Philadelphia, PA Thomas L. Bennett Private Investor Rosemont, PA

Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Brookline, MA

John A. Fry
President
Drexel University
Philadelphia, PA

Anthony D. Knerr
Founder and Managing
Director
AKA Strategy
New York, NY

Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú Europa International Miami, FL

Thomas K. Whitford
Former Vice Chairman
PNC Financial Services Group
Pittsburgh, PA

Janet L. Yeomans
Former Vice President and
Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers
David F. Connor Senior Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This annual report is for the information of Delaware Tax-Free Arizona Fund, Delaware Tax-Free California Fund, Delaware Tax-Free Colorado Fund, Delaware Tax-Free Idaho Fund and Delaware Tax-Free New York Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Forms N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities and each Fund’s Schedule of Investments are available without charge on the Funds’ website at delawareinvestments.com. Each Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

     The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Delaware Investments Internet Web site at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert

     The registrant’s Board of Trustees/Directors has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

     a. An understanding of generally accepted accounting principles and financial statements;

     b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

     c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

     d. An understanding of internal controls and procedures for financial reporting; and

     e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

     a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

     b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

     c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

     d. Other relevant experience.

     The registrant’s Board of Trustees/Directors has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

     The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

Thomas L. Bennett1
Joseph Chow
John A. Fry
Frances A. Sevilla-Sacasa
Janet L. Yeomans

Item 4. Principal Accountant Fees and Services

     (a) Audit fees.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $29,935 for the fiscal year ended August 31, 2013.

____________________
1 The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on “other relevant experience.” The Board of Trustees/Directors has determined that Mr. Bennett qualifies as an audit committee financial expert by virtue of: his education and Chartered Financial Analyst designation; his experience as a credit analyst, portfolio manager and the manager of other credit analysts and portfolio managers; and his prior service on the audit committees of public companies.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $12,100 for the fiscal year ended August 31, 2012.

     (b) Audit-related fees.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended August 31, 2013.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $618,000 for the registrant’s fiscal year ended August 31, 2013. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year end audit procedures, group reporting and subsidiary statutory audits.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended August 31, 2012.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $565,000 for the registrant’s fiscal year ended August 31, 2012. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year end audit procedures, group reporting and subsidiary statutory audits.

     (c) Tax fees.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $4,000 for the fiscal year ended August 31, 2013. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2013. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $2,250 for the fiscal year ended August 31, 2012. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2012. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

     (d) All other fees.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended August 31, 2013.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2013. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended August 31, 2012.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended August 31, 2012. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

     (e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Investments Family of Funds.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $25,000 per Fund
Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate
Audit-Related Services
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

     Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

     The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

     (f) Not applicable.

     (g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $8,891,311 and $10,092,966 for the registrant’s fiscal years ended August 31, 2013 and August 31, 2012, respectively.

     (h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

          Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

          Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: VOYAGEUR INSURED FUNDS

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	November 6, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	November 6, 2013

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	November 6, 2013